UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08257

STATE STREET INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Item 1.	Schedule of Investments

State Street Institutional U.S. Equity Fund

Schedule of Investments—December 31, 2018 (Unaudited)

Common Stock—96.8% †	Number of Shares	Fair Value
Aerospace & Defense—1.4%
General Dynamics Corp.	6,372	$1,001,742
Hexcel Corp.	16,397	940,204
Raytheon Co.	11,920	1,827,932
The Boeing Co.	3,900	1,257,750
		5,027,628

Air Freight & Logistics—0.5%
FedEx Corp.	4,010	646,933
United Parcel Service Inc., Class B	10,987	1,071,562
		1,718,495

Airlines—0.3%
Alaska Air Group Inc.	10,520	640,142	(a)
JetBlue Airways Corp.	22,550	362,153	(b)
		1,002,295

Application Software—1.8%
Adobe Inc.	5,878	1,329,838	(b)
Intuit Inc.	4,147	816,337
salesforce.com Inc.	34,205	4,685,059	(b)
		6,831,234

Auto Parts & Equipment—0.3%
Aptiv PLC	16,233	999,466

Automotive Retail—0.4%
AutoZone Inc.	1,923	1,612,128	(b)

Biotechnology—4.2%
Alexion Pharmaceuticals Inc.	13,047	1,270,256	(b)
Biogen Inc.	15,683	4,719,328	(b)
Gilead Sciences Inc.	112,118	7,012,981
Vertex Pharmaceuticals Inc.	14,722	2,439,583	(b)
		15,442,148

Building Products—0.3%
Allegion PLC	13,651	1,088,121

Cable & Satellite—2.0%
Charter Communications Inc., Class A	16,892	4,813,713	(b)
Comcast Corp., Class A	74,928	2,551,299
		7,365,012

Communications Equipment—0.7%
Cisco Systems Inc.	57,926	2,509,934

Construction Materials—0.1%
Vulcan Materials Co.	2,527	249,668

Consumer Finance—0.3%
American Express Co.	13,294	1,267,184

Data Processing & Outsourced Services—3.9%
Mastercard Inc., Class A	11,069	2,088,167
Visa Inc., Class A	93,967	12,398,006
		14,486,173

Diversified Banks—4.1%
JPMorgan Chase & Co.	115,716	11,296,196
U.S. Bancorp	16,617	759,397
Wells Fargo & Co.	66,441	3,061,601
		15,117,194

Diversified Chemicals—0.6%
DowDuPont Inc.	39,167	2,094,651

Electric Utilities—1.4%
American Electric Power Company Inc.	13,651	1,020,276
Duke Energy Corp.	3,873	334,240
Edison International	7,141	405,394
Exelon Corp.	31,669	1,428,272
NextEra Energy Inc.	12,470	2,167,535
		5,355,717

Electrical Components & Equipment—0.4%
Emerson Electric Co.	28,043	1,675,569

Electronic Components—1.3%
Corning Inc.	163,122	4,927,916

Environmental & Facilities Services—0.2%
Republic Services Inc.	9,284	669,284

Fertilizers & Agricultural Chemicals—0.1%
The Mosaic Co.	19,117	558,408

Financial Exchanges & Data—2.9%
CME Group Inc.	26,011	4,893,189
MSCI Inc.	8,295	1,222,932
S&P Global Inc.	27,356	4,648,879
		10,765,000

Footwear—0.7%
NIKE Inc., Class B	34,223	2,537,293

General Merchandise Stores—0.4%
Dollar Tree Inc.	14,694	1,327,162	(b)

Gold—0.1%
Newmont Mining Corp.	9,696	335,966

Healthcare Distributors—0.2%
Henry Schein Inc.	7,828	614,655	(b)

Healthcare Equipment—1.8%
Becton Dickinson and Co.	6,372	1,435,739
Boston Scientific Corp.	89,403	3,159,502	(b)
Medtronic PLC	23,703	2,156,025
		6,751,266

Healthcare Services—1.1%
Cigna Corp.	10,382	1,971,749	(b)
DaVita Inc.	21,451	1,103,869	(b)
Quest Diagnostics Inc.	13,074	1,088,672
		4,164,290

Healthcare Supplies—0.4%
The Cooper Companies Inc.	5,246	1,335,107

Home Improvement Retail—0.5%
The Home Depot Inc.	11,234	1,930,226

Hotels, Resorts & Cruise Lines—0.3%
Marriott International Inc., Class A	9,119	989,959

Household Products—1.0%
The Procter & Gamble Co.	38,920	3,577,526

Hypermarkets & Super Centers—0.3%
Walmart Inc.	12,717	1,184,588

Independent Power Producers & Energy Traders—0.1%
NRG Energy Inc.	7,306	289,318

Industrial Conglomerates—1.1%
Honeywell International Inc.	18,952	2,503,938
Roper Technologies Inc.	6,290	1,676,411
		4,180,349

Industrial Gases—0.5%
Air Products & Chemicals Inc.	8,872	1,419,964
Linde PLC	3,186	497,143
		1,917,107

Industrial Machinery—2.6%
Ingersoll-Rand PLC	51,801	4,725,805
Xylem Inc.	71,577	4,775,618
		9,501,423

Insurance Brokers—0.3%
Marsh & McLennan Companies Inc.	14,008	1,117,138

Integrated Oil & Gas—2.4%
Chevron Corp.	51,444	5,596,593
Exxon Mobil Corp.	48,643	3,316,966
		8,913,559

Integrated Telecommunication Services—0.7%
AT&T Inc.	26,642	760,363
Verizon Communications Inc.	34,251	1,925,591
		2,685,954

Interactive Home Entertainment—0.3%
Activision Blizzard Inc.	13,898	647,230
Electronic Arts Inc.	7,059	557,025	(b)
		1,204,255

Interactive Media & Services—5.6%
Alphabet Inc., Class A	9,558	9,987,728	(b)
Alphabet Inc., Class C	5,191	5,375,851	(b)
Facebook Inc., Class A	40,952	5,368,398	(b)
		20,731,977

Internet & Direct Marketing Retail—4.3%
Amazon.com Inc.	8,813	13,236,861	(b)
Booking Holdings Inc.	1,621	2,792,043	(b)
		16,028,904

Investment Banking & Brokerage—1.0%
The Charles Schwab Corp.	89,320	3,709,460

IT Consulting & Other Services—0.6%
Accenture PLC, Class A	7,636	1,076,752
International Business Machines Corp.	10,877	1,236,389
		2,313,141

Life & Health Insurance—0.3%
Prudential Financial Inc.	12,030	981,046

Life Sciences Tools & Services—0.8%
IQVIA Holdings Inc.	14,777	1,716,644	(b)
Thermo Fisher Scientific Inc.	1,895	424,082
Waters Corp.	3,653	689,139	(b)
		2,829,865

Managed Healthcare—2.7%
Humana Inc.	6,345	1,817,716
UnitedHealth Group Inc.	33,685	8,391,607
		10,209,323

Movies & Entertainment—2.3%
Netflix Inc.	6,757	1,808,579	(b)
The Walt Disney Co.	61,277	6,719,023
		8,527,602

Multi-Line Insurance—0.3%
American International Group Inc.	11,536	454,634
The Hartford Financial Services Group Inc.	13,541	601,897
		1,056,531

Multi-Sector Holdings—1.2%
Berkshire Hathaway Inc., Class B	22,742	4,643,461	(b)

Multi-Utilities—1.1%
Dominion Energy Inc.	10,739	767,409
Sempra Energy	29,142	3,152,873
		3,920,282

Oil & Gas Equipment & Services—0.9%
Schlumberger Ltd.	94,484	3,408,983

Oil & Gas Exploration & Production—1.6%
Concho Resources Inc.	8,377	861,072	(b)
ConocoPhillips	20,270	1,263,835
Diamondback Energy Inc.	32,905	3,050,293
EOG Resources Inc.	6,839	596,429
		5,771,629

Oil & Gas Refining & Marketing—0.3%
Marathon Petroleum Corp.	16,178	954,664

Packaged Foods & Meats—2.1%
Mondelez International Inc., Class A	172,241	6,894,807
The Kraft Heinz Co.	18,869	812,122
		7,706,929

Pharmaceuticals—4.6%
Allergan PLC	41,117	5,495,698
Elanco Animal Health Inc.	27,054	853,013	(b)
Johnson & Johnson	32,438	4,186,124
Merck & Company Inc.	19,062	1,456,527
Mylan N.V.	79,240	2,171,176	(b)
Pfizer Inc.	63,557	2,774,263
		16,936,801

Property & Casualty Insurance—0.4%
Chubb Ltd.	11,289	1,458,313

Railroads—0.5%
Union Pacific Corp.	13,870	1,917,250

Regional Banks—1.6%
First Republic Bank	69,572	6,045,807

Restaurants—1.0%
McDonald’s Corp.	21,698	3,852,914

Semiconductor Equipment—1.5%
Applied Materials Inc.	175,922	5,759,686

Semiconductors—2.7%
Broadcom Inc.	25,626	6,516,179
Intel Corp.	44,688	2,097,208
NVIDIA Corp.	10,739	1,433,657
		10,047,044

Soft Drinks—2.4%
PepsiCo Inc.	81,959	9,054,830

Specialized REITs—3.2%
American Tower Corp.	33,427	5,287,817	(a)
Equinix Inc.	11,453	4,037,870
Extra Space Storage Inc.	27,686	2,505,029
		11,830,716

Specialty Chemicals—0.8%
Albemarle Corp.	24,060	1,854,304
PPG Industries Inc.	9,421	963,109
		2,817,413

Specialty Stores—0.2%
Ulta Salon Cosmetics & Fragrance Inc.	3,873	948,265	(b)

Steel—0.0% *
Steel Dynamics Inc.	5,136	154,285

Systems Software—5.7%
Microsoft Corp.	163,315	16,587,904
Oracle Corp.	49,824	2,249,554
Proofpoint Inc.	7,718	646,845	(b)
Red Hat Inc.	2,390	419,780	(b)
ServiceNow Inc.	6,400	1,139,520	(b)
		21,043,603

Technology Hardware, Storage & Peripherals—3.0%
Apple Inc.	71,742	11,316,583

Tobacco—0.5%
Philip Morris International Inc.	27,164	1,813,469

Trading Companies & Distributors—1.4%
United Rentals Inc.	49,110	5,035,248	(b)

Wireless Telecommunication Services—0.2%
T-Mobile US Inc.	11,673	742,519	(b)

Total Common Stock
(Cost $326,048,451)		358,888,909

Short-Term Investments—3.0%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
2.31%
(Cost $10,913,176)	10,913,176	10,913,176	(c,d)

Total Investments
(Cost $336,961,627)		369,802,085

Other Assets and Liabilities, net—0.2%		832,431

NET ASSETS—100.0%		$370,634,516

Other Information:

The Fund had the following long futures contracts open at December 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
S&P 500 Emini Index Futures	March 2019	30	3,835,837	$3,757,800	$(78,037)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At December 31, 2018, all or a portion of this security was pledged to cover collateral requirements for current or potential holdings of futures.

(b)	Non-income producing security.

(c)	Coupon amount represents effective yield.

(d)

Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2018.
*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional U.S. Equity Fund	Investments in Securities
	Common Stock	$358,888,909	$—	$—	$358,888,909
	Short-Term Investments	10,913,176	—	—	10,913,176

	Total Investments in Securities	$369,802,085	$—	$—	$369,802,085

	Other Financial Instruments
	Long Futures Contracts — Unrealized Depreciation	$(78,037)	$—	$—	$(78,037)

Affiliate Table

	Number of Shares Held at 9/30/18	Value At 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund—Class G Shares	21,393,075	21,393,075	20,545,506	31,025,405	—	—	10,913,176	$10,913,176	54,662	—

TOTAL		$21,393,075	$20,545,506	$31,025,405	$—	$—		$10,913,176	$54,662	$—

State Street Institutional Premier Growth Equity Fund

Schedule of Investments—December 31, 2018 (Unaudited)

Common Stock—96.3% †	Number of Shares	Fair Value
Application Software—3.6%
salesforce.com Inc.	86,728	$11,879,134	(a)

Biotechnology—6.4%
Alexion Pharmaceuticals Inc.	86,996	8,469,931	(a)
Biogen Inc.	14,950	4,498,754	(a)
Vertex Pharmaceuticals Inc.	48,038	7,960,377	(a)
		20,929,062

Cable & Satellite—4.7%
Charter Communications Inc., Class A	34,694	9,886,749	(a)
Liberty Global PLC, Class C	266,875	5,508,300	(a)
		15,395,049

Data Processing & Outsourced Services—5.8%
Mastercard Inc., Class A	15,415	2,908,040	(b)
Visa Inc., Class A	121,316	16,006,433
		18,914,473

Electronic Components—2.4%
Corning Inc.	257,350	7,774,544

Financial Exchanges & Data—5.6%
CME Group Inc.	55,376	10,417,333
S&P Global Inc.	47,148	8,012,331
		18,429,664

Healthcare Equipment—4.8%
Boston Scientific Corp.	299,256	10,575,707	(a)
Medtronic PLC	56,102	5,103,038
		15,678,745

Healthcare Supplies—2.0%
The Cooper Companies Inc.	26,381	6,713,965

Interactive Media & Services—9.1%
Alphabet Inc., Class A	5,479	5,725,336	(a)
Alphabet Inc., Class C	16,289	16,869,051	(a)
Facebook Inc., Class A	56,577	7,416,679	(a)
		30,011,066

Internet & Direct Marketing Retail—8.1%
Alibaba Group Holding Ltd. ADR	30,708	4,209,146	(a)
Amazon.com Inc.	10,675	16,033,530	(a)
Booking Holdings Inc.	3,613	6,223,103	(a)
		26,465,779

Investment Banking & Brokerage—3.0%
The Charles Schwab Corp.	238,408	9,901,084

Managed Healthcare—2.7%
UnitedHealth Group Inc.	34,945	8,705,498

Movies & Entertainment—3.5%
The Walt Disney Co.	105,855	11,607,001

Oil & Gas Equipment & Services—1.1%
Schlumberger Ltd.	96,076	3,466,422	(b)

Pharmaceuticals—2.4%
Allergan PLC	58,627	7,836,085

Regional Banks—2.5%
First Republic Bank	95,788	8,323,977

Semiconductor Equipment—2.9%
Applied Materials Inc.	288,352	9,440,644

Soft Drinks—3.3%
PepsiCo Inc.	98,620	10,895,538

Specialized REITs—3.3%
American Tower Corp.	67,806	10,726,231

Specialty Chemicals—1.3%
Albemarle Corp.	55,509	4,278,079	(b)

Systems Software—9.3%
Microsoft Corp.	220,370	22,382,981
ServiceNow Inc.	46,347	8,252,083	(a)
		30,635,064

Technology Hardware, Storage & Peripherals—5.6%
Apple Inc.	117,283	18,500,220

Trading Companies & Distributors—2.9%
United Rentals Inc.	91,202	9,350,941	(a)

Total Common Stock
(Cost $241,296,062)		315,858,265

Short-Term Investments—3.7%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
2.31%
(Cost $12,210,642)	12,210,642	12,210,642	(c,d)

Total Investments
(Cost $253,506,704)		328,068,907

Liabilities in Excess of Other Assets, net—(0.0)% *		(128,183)

NET ASSETS—100.0%		$327,940,724

Other Information:

The Fund had the following long futures contracts open at December 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2019	55	6,510,177	$6,889,300	$379,123

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may totherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available(i) without charge, upon request, by calling (800) 242-0134;and ii) on the SEC’s website at http://www.sec.gov

(a)	Non-income producing security.

(b)	At December 31, 2018, all or a portion of this security was pledged to cover collateral requirements for futures.

(c)	Coupon amount represents effective yield.

(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2018.
*	Less than 0.05%.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional Premier Growth Equity Fund	Investments in Securities
	Common Stock	$315,858,265	$—	$—	$315,858,265
	Short-Term Investments	12,210,642	—	—	12,210,642

	Total Investments in Securities	$328,068,907	$—	$—	$328,068,907

	Other Financial Instruments
	Long Futures Contracts —Unrealized Appreciation	$379,123	$—	$—	$379,123

Affiliate Table

	Number of Shares Held at 9/30/18	Value At 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund—Class G Shares	16,568,746	16,568,746	11,892,017	16,250,121	—	—	12,210,642	$12,210,642	66,241	—

TOTAL		$16,568,746	$11,892,017	$16,250,121	$—	$—		$12,210,642	$66,241	$—

State Street Institutional Small-Cap Equity Fund

Schedule of Investments—December 31, 2018 (Unaudited)

Common Stock—95.6% †	Number of Shares	Fair Value
Aerospace & Defense—0.8%
Esterline Technologies Corp.	20,163	$2,448,796	(a)
Teledyne Technologies Inc.	35,434	7,337,319	(a)
		9,786,115

Agricultural & Farm Machinery—0.6%
AGCO Corp.	131,898	7,342,762

Agricultural Products—1.1%
Darling Ingredients Inc.	660,303	12,704,230	(a)

Air Freight & Logistics—0.3%
Air Transport Services Group Inc.	23,500	536,035	(a,b)
Forward Air Corp.	16,800	921,480
Hub Group Inc., Class A	51,553	1,911,070	(a)
		3,368,585

Airlines—0.0% *
Hawaiian Holdings Inc.	15,300	404,073

Apparel Retail—0.7%
American Eagle Outfitters Inc.	68,245	1,319,176
Burlington Stores Inc.	18,819	3,061,287	(a)
Chico’s FAS Inc.	64,616	363,142
Tailored Brands Inc.	27,443	374,323
The Buckle Inc.	156,369	3,024,176
		8,142,104

Apparel, Accessories & Luxury Goods—0.4%
G-III Apparel Group Ltd.	151,147	4,215,490	(a)

Application Software—6.1%
ACI Worldwide Inc.	331,015	9,159,185	(a)
Blackbaud Inc.	134,987	8,490,682
Blackline Inc.	180,278	7,382,384	(a)
Cornerstone OnDemand Inc.	134,371	6,776,329	(a)
Envestnet Inc.	65,594	3,226,569	(a)
Fair Isaac Corp.	5,278	986,986	(a)
LogMeIn Inc.	65,000	5,302,050
New Relic Inc.	94,500	7,651,665	(a)
Paylocity Holding Corp.	43,141	2,597,520	(a)
Q2 Holdings Inc.	101,500	5,029,325	(a)
RealPage Inc.	111,091	5,353,475	(a)
SS&C Technologies Holdings Inc.	107,288	4,839,762
Yext Inc.	272,500	4,046,625	(a)
Zix Corp.	194,000	1,111,620	(a)
		71,954,177

Asset Management & Custody Banks—0.2%
BrightSphere Investment Group PLC	52,248	558,008
Cohen & Steers Inc.	36,396	1,249,111
		1,807,119

Auto Parts & Equipment—0.8%
Cooper-Standard Holdings Inc.	13,379	831,103	(a)
Gentherm Inc.	22,648	905,467	(a)
LCI Industries	23,294	1,556,039
Modine Manufacturing Co.	49,162	531,441	(a)
Standard Motor Products Inc.	59,741	2,893,257
Stoneridge Inc.	39,247	967,439	(a)
Tenneco Inc.	13,184	361,110
Tower International Inc.	29,645	705,551
		8,751,407

Automobile Manufacturers—0.7%
Thor Industries Inc.	158,602	8,247,304
Winnebago Industries Inc.	16,993	411,401
		8,658,705

Automotive Retail—1.5%
America’s Car-Mart Inc.	24,819	1,798,137	(a)
Asbury Automotive Group Inc.	14,525	968,236	(a)
Group 1 Automotive Inc.	73,433	3,871,388
Monro Inc.	40,611	2,792,006
Murphy USA Inc.	101,265	7,760,950	(a)
		17,190,717

Biotechnology—0.8%
Heron Therapeutics Inc.	82,363	2,136,496	(a)
Myriad Genetics Inc.	26,503	770,442	(a)
Repligen Corp.	128,336	6,768,441	(a)
		9,675,379

Brewers—0.2%
The Boston Beer Company Inc., Class A	11,500	2,769,660	(a)

Building Products—0.6%
American Woodmark Corp.	10,023	558,081	(a,b)
Apogee Enterprises Inc.	35,054	1,046,362
Builders FirstSource Inc.	43,935	479,331	(a)
Continental Building Products Inc.	22,758	579,191	(a)
Masonite International Corp.	7,116	319,010	(a)
NCI Building Systems Inc.	50,320	364,820	(a)
Patrick Industries Inc.	15,507	459,162	(a)
Trex Company Inc.	23,584	1,399,946	(a)
Universal Forest Products Inc.	76,025	1,973,609
		7,179,512

Commercial Printing—0.1%
Deluxe Corp.	21,230	816,081

Commodity Chemicals—1.1%
AdvanSix Inc.	32,172	783,066	(a)
Koppers Holdings Inc.	638,874	10,886,413	(a)
Trinseo S.A.	18,047	826,192
		12,495,671

Communications Equipment—0.4%
ADTRAN Inc.	63,370	680,594
Ciena Corp.	26,021	882,372	(a)
Extreme Networks Inc.	88,100	537,410	(a)
Lumentum Holdings Inc.	43,337	1,820,587	(a)
NETGEAR Inc.	7,882	410,101	(a)
Plantronics Inc.	18,648	617,249
		4,948,313

Construction & Engineering—1.6%
Aegion Corp.	513,965	8,387,909	(a)
Dycom Industries Inc.	182,319	9,852,519	(a)
EMCOR Group Inc.	11,477	685,062
		18,925,490

Construction Machinery & Heavy Trucks—1.6%
Alamo Group Inc.	20,739	1,603,539
Astec Industries Inc.	26,895	811,960
Federal Signal Corp.	334,265	6,651,874
The Greenbrier Companies Inc.	19,057	753,514
Trinity Industries Inc.	373,369	7,687,668
Wabash National Corp.	101,981	1,333,911
		18,842,466

Construction Materials—0.1%
Eagle Materials Inc.	12,510	763,485
Summit Materials Inc., Class A	49,560	614,544	(a)
		1,378,029

Consumer Electronics—0.0% *
ZAGG Inc.	35,991	351,992	(a)

Consumer Finance—0.1%
Enova International Inc.	75,295	1,465,241	(a)

Data Processing & Outsourced Services—2.0%
Broadridge Financial Solutions Inc.	63,372	6,099,555
Cass Information Systems Inc.	13,903	735,747
CoreLogic Inc.	92,780	3,100,707	(a)
CSG Systems International Inc.	68,927	2,189,811
EVERTEC Inc.	46,537	1,335,612
MAXIMUS Inc.	13,752	895,118
NIC Inc.	180,180	2,248,646
Travelport Worldwide Ltd.	398,621	6,226,460
		22,831,656

Distillers & Vintners—0.3%
MGP Ingredients Inc.	65,000	3,708,250

Distributors—0.5%
LKQ Corp.	221,830	5,264,026	(a)

Diversified Metals & Mining—0.3%
Compass Minerals International Inc.	68,922	2,873,358
Materion Corp.	17,286	777,697
		3,651,055

Diversified Real Estate Activities—0.1%
The RMR Group Inc., Class A	11,199	594,443

Diversified REITs—0.2%
American Assets Trust Inc.	40,467	1,625,559
Global Net Lease Inc.	55,396	976,078
		2,601,637

Diversified Support Services—1.8%
Healthcare Services Group Inc.	154,496	6,207,649
Ritchie Bros Auctioneers Inc.	413,005	13,513,524
UniFirst Corp.	9,192	1,315,099
		21,036,272

Education Services—0.6%
K12 Inc.	299,328	7,420,341	(a)

Electric Utilities—1.0%
ALLETE Inc.	18,152	1,383,545
IDACORP Inc.	115,545	10,752,618
		12,136,163

Electrical Components & Equipment—0.4%
Atkore International Group Inc.	32,155	637,955	(a)
EnerSys	17,043	1,322,707
Generac Holdings Inc.	16,455	817,814	(a)
Regal Beloit Corp.	26,604	1,863,610
		4,642,086

Electronic Components—1.3%
Belden Inc.	205,318	8,576,133
Littelfuse Inc.	36,389	6,239,986
		14,816,119

Electronic Equipment & Instruments—0.7%
Control4 Corp.	22,000	387,200	(a)
National Instruments Corp.	44,589	2,023,449
Novanta Inc.	13,000	819,000	(a)
Zebra Technologies Corp., Class A	31,558	5,024,980	(a)
		8,254,629

Electronic Manufacturing Services—0.4%
KEMET Corp.	43,037	754,869
Methode Electronics Inc.	49,739	1,158,421
Plexus Corp.	24,127	1,232,407	(a)
Sanmina Corp.	48,588	1,169,027	(a)
TTM Technologies Inc.	64,987	632,324	(a)
		4,947,048

Environmental & Facilities Services—0.8%
Clean Harbors Inc.	182,986	9,030,359	(a)

Food Distributors—0.8%
Performance Food Group Co.	171,741	5,542,082	(a)
SpartanNash Co.	193,463	3,323,694
		8,865,776

Food Retail—0.2%
Casey’s General Stores Inc.	7,712	988,216
Sprouts Farmers Market Inc.	43,000	1,010,930	(a)
		1,999,146

Footwear—1.0%
Deckers Outdoor Corp.	41,970	5,370,061	(a)
Skechers U.S.A. Inc., Class A	32,474	743,330	(a)
Wolverine World Wide Inc.	156,500	4,990,785
		11,104,176

Forest Products—0.1%
Boise Cascade Co.	28,028	668,468
Louisiana-Pacific Corp.	32,444	720,905
		1,389,373

Gas Utilities—0.4%
Chesapeake Utilities Corp.	8,667	704,627
South Jersey Industries Inc.	68,174	1,895,237
Spire Inc.	22,510	1,667,541
		4,267,405

Health Care REITs—0.2%
CareTrust REIT Inc.	65,495	1,209,038
Physicians Realty Trust	99,613	1,596,796
		2,805,834

Healthcare Equipment—4.8%
Cantel Medical Corp.	34,500	2,568,525
Cardiovascular Systems Inc.	218,000	6,210,820	(a)
CONMED Corp.	119,500	7,671,900
Hill-Rom Holdings Inc.	122,591	10,855,433
Insulet Corp.	50,500	4,005,660	(a)
Integer Holdings Corp.	9,990	761,837	(a)
Integra LifeSciences Holdings Corp.	193,500	8,726,850	(a)
IntriCon Corp.	52,609	1,387,825	(a)
LeMaitre Vascular Inc.	22,317	527,574
LivaNova PLC	13,302	1,216,734	(a)
Masimo Corp.	26,500	2,845,305	(a)
NuVasive Inc.	104,500	5,179,020	(a)
Orthofix Medical Inc.	14,750	774,228	(a)
Penumbra Inc.	26,000	3,177,200	(a)
		55,908,911

Healthcare Facilities—0.4%
Acadia Healthcare Company Inc.	124,914	3,211,539	(a)
Select Medical Holdings Corp.	54,053	829,713	(a)
Tenet Healthcare Corp.	17,090	292,923	(a)
The Ensign Group Inc.	15,410	597,754
		4,931,929

Healthcare Services—1.4%
Amedisys Inc.	18,800	2,201,668	(a)
AMN Healthcare Services Inc.	22,588	1,279,836	(a)
BioTelemetry Inc.	71,254	4,255,289	(a)
Chemed Corp.	3,520	997,146
Diplomat Pharmacy Inc.	172,475	2,321,513	(a)
MEDNAX Inc.	148,032	4,885,056	(a)
RadNet Inc.	83,276	846,917	(a)
		16,787,425

Healthcare Supplies—1.0%
Avanos Medical Inc.	176,500	7,905,435	(a)
Endologix Inc.	358,366	256,590	(a)
ICU Medical Inc.	4,246	975,009	(a)
Lantheus Holdings Inc.	55,100	862,315	(a)
Merit Medical Systems Inc.	34,502	1,925,557	(a)
		11,924,906

Healthcare Technology—1.7%
HMS Holdings Corp.	272,624	7,668,913	(a)
Medidata Solutions Inc.	91,000	6,135,220	(a)
NextGen Healthcare Inc.	50,807	769,726	(a)
Omnicell Inc.	49,855	3,053,120	(a)
Teladoc Health Inc.	51,000	2,528,070	(a)
		20,155,049

Home Building—0.3%
KB Home	32,345	617,790
LGI Homes Inc.	23,879	1,079,808	(a)
TopBuild Corp.	37,347	1,680,615	(a)
		3,378,213

Home Furnishing Retail—0.7%
Aaron’s Inc.	160,984	6,769,377
RH	11,031	1,321,735	(a)
		8,091,112

Hotel & Resort REITs—0.5%
Ashford Hospitality Trust Inc.	83,091	332,364
Chatham Lodging Trust	59,573	1,053,251
RLJ Lodging Trust	260,883	4,278,481
		5,664,096

Hotels, Resorts & Cruise Lines—0.9%
Extended Stay America Inc.	659,781	10,226,606
Hilton Grand Vacations Inc.	15,067	397,618	(a)
		10,624,224

Household Appliances—0.4%
Helen of Troy Ltd.	36,962	4,848,675	(a)

Housewares & Specialties—0.0% *
Tupperware Brands Corp.	11,732	370,379

Human Resource & Employment Services—0.5%
ASGN Inc.	17,858	973,261	(a)
Barrett Business Services Inc.	8,700	498,075
Heidrick & Struggles International Inc.	19,400	605,086
Insperity Inc.	23,908	2,232,051
Kforce Inc.	38,560	1,192,275
		5,500,748

Hypermarkets & Super Centers—0.1%
BJ’s Wholesale Club Holdings Inc.	38,882	861,625	(a)

Industrial Machinery—7.4%
Actuant Corp., Class A	440,536	9,246,851
Altra Industrial Motion Corp.	208,355	5,240,128	(b)

Barnes Group Inc.	180,639	9,685,863
Crane Co.	93,477	6,747,170
Evoqua Water Technologies Corp.	104,000	998,400	(a)
Franklin Electric Company Inc.	32,008	1,372,503
Harsco Corp.	22,669	450,206	(a)
Hillenbrand Inc.	20,253	768,196
John Bean Technologies Corp.	81,000	5,816,610
Kennametal Inc.	40,202	1,337,923
LB Foster Co., Class A	36,996	588,236	(a)
Lydall Inc.	103,000	2,091,930	(a)
Mueller Industries Inc.	181,179	4,232,341
Standex International Corp.	58,000	3,896,440
The Timken Co.	326,566	12,187,443
TriMas Corp.	104,500	2,851,805	(a)
Watts Water Technologies Inc., Class A	58,103	3,749,387
Welbilt Inc.	530,500	5,893,855	(a)
Woodward Inc.	134,223	9,971,427
		87,126,714

Industrial REITs—0.7%
EastGroup Properties Inc.	54,659	5,013,870
Rexford Industrial Realty Inc.	28,914	852,096
STAG Industrial Inc.	78,012	1,940,938
		7,806,904

Interactive Home Entertainment—0.1%
Glu Mobile Inc.	119,763	966,487	(a)

Interactive Media & Services—0.1%
Care.com Inc.	51,430	993,113	(a)

Internet & Direct Marketing Retail—0.1%
Stamps.com Inc.	4,499	700,224	(a)

Internet Services & Infrastructure—0.7%
Okta Inc.	130,500	8,325,900	(a)

Investment Banking & Brokerage—1.0%
BGC Partners Inc., Class A	107,204	554,245
Evercore Inc., Class A	9,906	708,873
Greenhill & Company Inc.	35,288	861,027
Houlihan Lokey Inc.	32,183	1,184,334
Piper Jaffray Cos.	25,726	1,693,800
Raymond James Financial Inc.	71,023	5,284,822
Stifel Financial Corp.	38,999	1,615,339
		11,902,440

IT Consulting & Other Services—0.1%
Perficient Inc.	41,302	919,383	(a)
Science Applications International Corp.	10,765	685,730
		1,605,113

Leisure Products—0.6%
Acushnet Holdings Corp.	21,877	460,948
Malibu Boats Inc., Class A	24,800	863,040	(a)
MasterCraft Boat Holdings Inc.	40,107	750,001	(a)
Polaris Industries Inc.	69,189	5,305,413
		7,379,402

Life & Health Insurance—0.1%
Trupanion Inc.	55,038	1,401,267	(a)

Life Sciences Tools & Services—1.8%
Bruker Corp.	162,933	4,850,516
Cambrex Corp.	10,182	384,472	(a)
ICON PLC	54,025	6,980,570	(a)
Medpace Holdings Inc.	17,900	947,447	(a)
PRA Health Sciences Inc.	14,300	1,315,028	(a)
Syneos Health Inc.	156,046	6,140,410	(a)
		20,618,443

Managed Healthcare—0.0% *
Magellan Health Inc.	8,806	500,973	(a)

Marine—0.1%
Kirby Corp.	10,531	709,368	(a)
Matson Inc.	25,919	829,927
		1,539,295

Multi-Line Insurance—0.4%
Horace Mann Educators Corp.	110,996	4,156,800
National General Holdings Corp.	35,704	864,394
		5,021,194

Multi-Utilities—0.2%
Black Hills Corp.	31,962	2,006,574

Office REITs—0.8%
Brandywine Realty Trust	99,859	1,285,185
Corporate Office Properties Trust	48,220	1,014,067
Cousins Properties Inc.	855,125	6,755,487
Franklin Street Properties Corp.	102,520	638,700
		9,693,439

Office Services & Supplies—1.0%
Herman Miller Inc.	24,500	741,125
HNI Corp.	23,972	849,328
Knoll Inc.	32,085	528,761
MSA Safety Inc.	86,981	8,199,699
Steelcase Inc., Class A	62,077	920,602
		11,239,515

Oil & Gas Drilling—0.0% *
Nabors Industries Ltd.	188,936	377,872

Oil & Gas Equipment & Services—0.6%
C&J Energy Services Inc.	69,453	937,615	(a)
Cactus Inc., Class A	29,133	798,536	(a)
Forum Energy Technologies Inc.	350,150	1,446,119	(a)
Keane Group Inc.	23,595	193,007	(a)
Natural Gas Services Group Inc.	50,422	828,938	(a)
Oil States International Inc.	216,643	3,093,662	(a)
		7,297,877

Oil & Gas Exploration & Production—1.6%
Callon Petroleum Co.	238,591	1,548,456	(a)
Carrizo Oil & Gas Inc.	230,973	2,607,685	(a)
Gulfport Energy Corp.	97,600	639,280	(a)
Newfield Exploration Co.	487,467	7,146,266	(a)
Oasis Petroleum Inc.	74,085	409,690	(a)
PDC Energy Inc.	17,181	511,307	(a)
Range Resources Corp.	54,239	519,067
Ring Energy Inc.	173,043	879,058	(a)
Rosehill Resources Inc.	58,750	131,013	(a)
SM Energy Co.	267,347	4,138,532
WildHorse Resource Development Corp.	23,002	324,558	(a)
		18,854,912

Oil & Gas Refining & Marketing—0.1%
Renewable Energy Group Inc.	31,300	804,410	(a)

Packaged Foods & Meats—3.3%
B&G Foods Inc.	235,500	6,808,305
Calavo Growers Inc.	8,435	615,418
Hostess Brands Inc.	629,000	6,881,260	(a)
J&J Snack Foods Corp.	13,500	1,951,965
John B Sanfilippo & Son Inc.	9,437	525,263
Sanderson Farms Inc.	116,892	11,606,207
The Simply Good Foods Co.	209,500	3,959,550	(a)
TreeHouse Foods Inc.	124,000	6,288,040	(a)
		38,636,008

Paper Products—0.1%
Neenah Inc.	13,096	771,617
Verso Corp., Class A	31,543	706,563	(a)
		1,478,180

Personal Products—0.3%
elf Beauty Inc.	286,100	2,477,626	(a)
USANA Health Sciences Inc.	11,958	1,407,815	(a)
		3,885,441

Pharmaceuticals—1.9%
Assertio Therapeutics Inc.	85,500	308,655	(a)
Catalent Inc.	158,774	4,950,573	(a)
Endo International PLC	46,616	340,297	(a)
Horizon Pharma PLC	61,500	1,201,710	(a)
Innoviva Inc.	56,900	992,905	(a)
Phibro Animal Health Corp., Class A	25,366	815,771
Prestige Consumer Healthcare Inc.	271,728	8,390,961	(a)
Supernus Pharmaceuticals Inc.	152,420	5,063,392	(a)
		22,064,264

Property & Casualty Insurance—2.3%
AMERISAFE Inc.	76,626	4,343,928
Argo Group International Holdings Ltd.	155,871	10,482,325	(b)
James River Group Holdings Ltd.	57,500	2,101,050
RLI Corp.	65,296	4,504,771
The Navigators Group Inc.	64,500	4,482,105
Universal Insurance Holdings Inc.	19,216	728,670
		26,642,849

Publishing—1.2%
John Wiley & Sons Inc., Class A	288,116	13,532,809

Railroads—0.7%
Genesee & Wyoming Inc., Class A	112,315	8,313,556	(a)

Real Estate Services—0.0% *
Newmark Group Inc., Class A	31,823	255,220

Regional Banks—8.7%
1st Source Corp.	25,883	1,044,120
Bank OZK	24,284	554,404
BankUnited Inc.	13,256	396,885
Banner Corp.	18,431	985,690
Bryn Mawr Bank Corp.	76,000	2,614,400
Cadence BanCorp	88,755	1,489,309
Camden National Corp.	26,836	965,291
Cathay General Bancorp	23,980	804,049
Chemical Financial Corp.	44,451	1,627,351
Columbia Banking System Inc.	45,034	1,634,284
Community Bank System Inc.	65,500	3,818,650
Cullen/Frost Bankers Inc.	58,359	5,132,090
CVB Financial Corp.	180,500	3,651,515
Enterprise Financial Services Corp.	32,918	1,238,704
Equity Bancshares Inc., Class A	21,662	763,585	(a)
First Financial Bankshares Inc.	20,500	1,182,645
First Interstate BancSystem Inc., Class A	46,789	1,710,606
Fulton Financial Corp.	329,223	5,096,372
German American Bancorp Inc.	84,000	2,332,680
Hancock Whitney Corp.	32,866	1,138,807
Home BancShares Inc.	68,333	1,116,561
IBERIABANK Corp.	91,177	5,860,858
Independent Bank Corp.	71,000	4,992,010
Lakeland Financial Corp.	19,312	775,570
LegacyTexas Financial Group Inc.	54,715	1,755,804
Origin Bancorp Inc.	32,466	1,106,441
Pinnacle Financial Partners Inc.	29,191	1,345,705
Prosperity Bancshares Inc.	152,608	9,507,478
Renasant Corp.	216,430	6,531,857
Sandy Spring Bancorp Inc.	37,894	1,187,598
Simmons First National Corp., Class A	46,511	1,122,310
Stock Yards Bancorp Inc.	70,665	2,317,812
UMB Financial Corp.	116,000	7,072,520
Umpqua Holdings Corp.	93,423	1,485,426
Union Bankshares Corp.	40,737	1,150,006
United Community Banks Inc.	57,458	1,233,049
Washington Trust Bancorp Inc.	61,000	2,899,330
Westamerica Bancorporation	99,776	5,555,528
Western Alliance Bancorp	148,506	5,864,502	(a)
Wintrust Financial Corp.	18,442	1,226,209
		102,288,011

Research & Consulting Services—0.3%
Resources Connection Inc.	269,381	3,825,210

Restaurants—1.2%
BJ’s Restaurants Inc.	20,100	1,016,457
Bloomin’ Brands Inc.	18,400	329,176
Brinker International Inc.	22,235	977,895
Cracker Barrel Old Country Store Inc.	17,574	2,809,380
Dave & Buster’s Entertainment Inc.	13,100	583,736
El Pollo Loco Holdings Inc.	82,500	1,251,525	(a)
Red Robin Gourmet Burgers Inc.	11,117	297,046	(a)
Ruth’s Hospitality Group Inc.	45,827	1,041,648
Texas Roadhouse Inc.	66,737	3,984,199
The Cheesecake Factory Inc.	48,916	2,128,335
		14,419,397

Retail REITs—0.1%
Retail Opportunity Investments Corp.	102,398	1,626,080

Security & Alarm Services—1.2%
The Brink’s Co.	209,835	13,565,833

Semiconductor Equipment—0.7%
Advanced Energy Industries Inc.	40,675	1,746,178	(a)
Amkor Technology Inc.	80,022	524,944	(a)
Ichor Holdings Ltd.	96,543	1,573,651	(a)
MKS Instruments Inc.	12,444	804,007
Nanometrics Inc.	24,217	661,851	(a)
Rudolph Technologies Inc.	109,358	2,238,558	(a)
Versum Materials Inc.	18,095	501,593
		8,050,782

Semiconductors—0.7%
Cirrus Logic Inc.	11,136	369,493	(a)
Semtech Corp.	133,195	6,109,655	(a)
SMART Global Holdings Inc.	42,422	1,259,933	(a)
		7,739,081

Soft Drinks—0.2%
Cott Corp.	171,956	2,397,067

Specialized Consumer Services—0.1%
Weight Watchers International Inc.	14,744	568,381	(a)

Specialized REITs—0.4%
CoreSite Realty Corp.	30,851	2,691,133
PotlatchDeltic Corp.	49,372	1,562,130
		4,253,263

Specialty Chemicals—4.3%
Chase Corp.	12,255	1,226,113
Ferro Corp.	61,707	967,566	(a)
HB Fuller Co.	184,261	7,862,417
Ingevity Corp.	83,140	6,957,987	(a)
Innospec Inc.	75,500	4,662,880
Minerals Technologies Inc.	19,795	1,016,275
PolyOne Corp.	191,802	5,485,537
PQ Group Holdings Inc.	29,468	436,421	(a)
Quaker Chemical Corp.	35,197	6,254,859
Sensient Technologies Corp.	203,813	11,382,956
Stepan Co.	56,694	4,195,356
		50,448,367

Specialty Stores—0.5%
Sally Beauty Holdings Inc.	330,249	5,630,745	(a)

Steel—0.4%
Carpenter Technology Corp.	44,294	1,577,310
Commercial Metals Co.	188,811	3,024,752
		4,602,062

Systems Software—0.8%
Progress Software Corp.	27,647	981,192
Qualys Inc.	76,500	5,717,610	(a)
Talend S.A. ADR	81,000	3,003,480	(a)
		9,702,282

Technology Distributors—0.2%
Insight Enterprises Inc.	16,464	670,908	(a)
SYNNEX Corp.	7,970	644,295
Tech Data Corp.	18,730	1,532,301	(a)
		2,847,504

Technology Hardware, Storage & Peripherals—0.6%
Diebold Nixdorf Inc.	271,414	675,821
Pure Storage Inc., Class A	400,000	6,432,000	(a)
		7,107,821

Thrifts & Mortgage Finance—0.7%
Axos Financial Inc.	43,711	1,100,643	(a)
Essent Group Ltd.	24,485	836,897	(a)
HomeStreet Inc.	50,319	1,068,273	(a)
Kearny Financial Corp.	32,298	414,060
NMI Holdings Inc., Class A	44,500	794,325	(a)
Walker & Dunlop Inc.	18,395	795,584
WSFS Financial Corp.	79,020	2,995,648
		8,005,430

Tires & Rubber—0.2%
Cooper Tire & Rubber Co.	70,537	2,280,461

Tobacco—0.1%
Turning Point Brands Inc.	25,559	695,716

Trading Companies & Distributors—0.6%
Applied Industrial Technologies Inc.	121,934	6,577,120	(b)
BMC Stock Holdings Inc.	39,341	608,999	(a)
GMS Inc.	24,961	370,920	(a)
		7,557,039

Trucking—0.7%
ArcBest Corp.	18,200	623,532
Avis Budget Group Inc.	23,300	523,784	(a)
Marten Transport Ltd.	59,952	970,623

Old Dominion Freight Line Inc.	39,334	4,857,356
Saia Inc.	10,877	607,154	(a)
		7,582,449
Total Common Stock
(Cost $1,037,823,020)		1,119,749,780

Short-Term Investments—4.4%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
2.31%
(Cost $51,453,153)	51,453,153	51,453,153	(c,d)

Total Investments
(Cost $1,089,276,173)		1,171,202,933

Other Assets and Liabilities, net—0.0% *		577,075

NET ASSETS—100.0%		$1,171,780,008

Other Information:

The Fund had the following long futures contracts open at December 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
E-mini Russell 2000 Index Futures	March 2019	324	22,057,914	$21,853,800	$(204,114)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	At December 31, 2018, all or a portion of this security was pledged to cover collateral requirements for futures.

(c)	Coupon amount represents effective yield.

(d)

Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2018.
*	Less than 0.05%.

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional Small-Cap Equity Fund	Investments in Securities
	Common Stock	$1,119,749,780	$—	$—	$1,119,749,780
	Short-Term Investments	51,453,153	—	—	51,453,153

	Total Investments in Securities	$1,171,202,933	$—	$—	$1,171,202,933

	Other Financial Instruments
	Long Futures Contracts — Unrealized Depreciation	$(204,114)	$—	$—	$(204,114)

Affiliate Table

	Number of Shares Held at 9/30/18	Value At 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund—Class G Shares	96,806,112	96,806,112	112,751,730	158,104,689	—	—	51,453,153	$51,453,153	317,259	—

TOTAL		$96,806,112	$112,751,730	$158,104,689	$—	$—	$—	$51,453,153	$317,259	$—

State Street Institutional International Equity Fund

Schedule of Investments—December 31, 2018 (Unaudited)

Common Stock—94.7% †	Number of Shares	Fair Value
Australia—2.6%
BHP Group PLC	71,961	$1,513,683
Suncorp Group Ltd.	58,969	524,324	(a)
		2,038,007

Belgium—1.2%
Anheuser-Busch InBev S.A.	14,429	951,733

Canada—1.3%
Brookfield Asset Management Inc., Class A	10,950	419,464
Seven Generations Energy Ltd., Class A	70,692	576,592	(b)
		996,056

China—0.5%
New Oriental Education & Technology Group Inc. ADR	6,474	354,840	(b)

France—12.7%
Air Liquide S.A.	15,403	1,909,581
Airbus SE	12,894	1,237,551
AXA S.A.	63,834	1,376,103	(a)
BNP Paribas S.A.	32,038	1,445,741
Schneider Electric SE	22,603	1,543,082
Valeo S.A.	26,904	784,568
Vivendi S.A.	60,856	1,480,397
		9,777,023

Germany—8.0%
Bayer AG	16,080	1,113,205
Fresenius SE & Company KGaA	8,105	392,660
HeidelbergCement AG	19,008	1,159,893
Infineon Technologies AG	43,097	855,510
KION Group AG	13,946	706,725
SAP SE	19,116	1,899,634
		6,127,627

Hong Kong—2.7%
AIA Group Ltd.	247,602	2,055,615

India—1.8%
ICICI Bank Ltd.	269,899	1,392,310

Ireland—2.0%
Kerry Group PLC, Class A	15,268	1,509,737

Italy—0.4%
Intesa Sanpaolo S.p.A.	154,448	342,486	(a)

Japan—28.5%
Daikin Industries Ltd.	15,000	1,598,915
Disco Corp.	6,900	808,139
FANUC Corp.	6,049	919,080
Hoya Corp.	31,300	1,887,158
Kao Corp.	20,700	1,538,420
Keyence Corp.	3,200	1,623,989
Komatsu Ltd.	55,400	1,194,447
Mitsubishi UFJ Financial Group Inc.	337,400	1,654,172
Mitsui Fudosan Company Ltd.	63,325	1,411,198
Murata Manufacturing Company Ltd.	9,879	1,346,584
Nidec Corp.	12,774	1,452,451
Secom Company Ltd.	16,400	1,362,344
Sekisui House Ltd.	79,800	1,177,562
Shiseido Company Ltd.	8,500	533,947
SoftBank Group Corp.	13,101	872,285
Subaru Corp.	42,400	912,036
Suzuki Motor Corp.	11,900	603,813
Tokio Marine Holdings Inc.	21,049	1,004,535
		21,901,075

Netherlands—3.5%
ASML Holding N.V.	8,465	1,327,265
ING Groep N.V.	126,244	1,358,012
		2,685,277

Norway—2.0%
Equinor ASA	73,766	1,565,339

Portugal—1.6%
Galp Energia SGPS S.A.	80,060	1,262,526

Sweden—3.0%
Assa Abloy AB, Class B	84,752	1,511,815
Hexagon AB, Class B	17,677	813,483
		2,325,298

Switzerland—12.3%
Givaudan S.A.	573	1,322,934
Nestle S.A.	41,313	3,344,266
Novartis AG	30,814	2,626,911
Roche Holding AG	8,685	2,144,379
		9,438,490

Taiwan—1.1%
Taiwan Semiconductor Manufacturing Company Ltd.	110,548	811,028

United Kingdom—9.5%
AstraZeneca PLC	26,596	1,989,342
Prudential PLC	84,210	1,503,643
Smith & Nephew PLC	59,509	1,109,575
Smiths Group PLC	69,575	1,208,650
Vodafone Group PLC	766,660	1,492,943
		7,304,153

Total Common Stock
(Cost $74,809,150)		72,838,620

Short-Term Investments—3.8%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
2.31%
(Cost $2,959,385)	2,959,385	2,959,385	(c,d)

Total Investments
(Cost $77,768,535)		75,798,005

Other Assets and Liabilities, net—1.5%		1,140,957

NET ASSETS—100.0%		$76,938,962

Other Information:

The Fund had the following long futures contracts open at December 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
MSCI EAFE Mini Index Future	March 2019	3	261,927	$257,400	$(4,527)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At December 31, 2018, all or a portion of this security was pledged to cover collateral requirements for futures.

(b)	Non-income producing security.

(c)

Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of December 31, 2018.

Abbreviations:

ADR	American Depositary Receipt

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional International Equity Fund	Investments in Securities
	Common Stock	$72,838,620	$—	$—	$72,838,620
	Short-Term Investments	2,959,385	—	—	2,959,385

	Total Investments in Securities	$75,798,005	$—	$—	$75,798,005

	Other Financial Instruments
	Long Futures Contracts — Unrealized Depreciation	$(4,527)	$—	$—	$(4,527)

The Fund was invested in the following sectors at December 31, 2018 (unaudited):

Sector	Percentage (based on Fair Value)
Pharmaceuticals	10.39%
Diversified Banks	8.17%
Packaged Foods & Meats	6.40%
Life & Health Insurance	4.70%
Building Products	4.10%
Electrical Components & Equipment	3.95%
Integrated Oil & Gas	3.73%
Electronic Equipment & Instruments	3.22%
Wireless Telecommunication Services	3.12%
Semiconductor Equipment	2.82%
Personal Products	2.73%
Industrial Gases	2.52%
Construction Machinery & Heavy Trucks	2.51%
Application Software	2.51%
Healthcare Supplies	2.49%
Semiconductors	2.20%
Property & Casualty Insurance	2.02%
Automobile Manufacturers	2.00%
Diversified Metals & Mining	2.00%
Movies & Entertainment	1.95%
Diversified Real Estate Activities	1.86%
Multi-Line Insurance	1.82%
Security & Alarm Services	1.80%
Electronic Components	1.78%
Specialty Chemicals	1.75%
Aerospace & Defense	1.63%
Industrial Conglomerates	1.59%
Home Building	1.55%
Construction Materials	1.53%
Healthcare Equipment	1.46%
Brewers	1.26%
Industrial Machinery	1.21%
Auto Parts & Equipment	1.03%
Oil & Gas Exploration & Production	0.76%
Asset Management & Custody Banks	0.55%

Sector	Percentage (based on Fair Value)
Healthcare Services	0.52%
Education Services	0.47%

96.10%

Short-Term Investments
Short-Term Investments	3.90%

3.90%

100.00%

Affiliate Table

	Number of Shares Held at 9/30/18	Value At 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund—Class G Shares	54,039,876	54,039,876	24,080,891	75,161,382	—	—	2,959,385	$2,959,385	79,050	—

TOTAL		$54,039,876	$24,080,891	$75,161,382	$—	$—		$2,959,385	$79,050	$—

State Street Active Core Bond Fund

Schedule of Investments—December 31, 2018 (Unaudited)

Bonds and Notes – 96.4% †		Principal Amount	Fair Value
U.S. Treasuries—29.9%
U.S. Treasury Bonds
2.25%	08/15/46	$1,605,000	$1,371,506	(a)
2.75%	11/15/42	408,000	390,063	(a)
3.13%	05/15/48	850,800	866,972	(a)
3.75%	11/15/43	296,000	334,261	(a)
4.50%	02/15/36	1,793,400	2,210,628	(a)
U.S. Treasury Notes
1.38%	12/15/19	8,530,700	8,429,634	(a)
1.50%	11/30/19 - 08/15/20	10,229,400	10,107,365	(a)
2.25%	03/31/20	10,939,200	10,895,418	(a)
2.75%	11/15/23	9,910,200	10,020,161
2.88%	11/30/25	15,705,300	15,988,035
2.88%	08/15/28	5,964,200	6,056,485	(a)
			66,670,528

Agency Mortgage Backed—19.6%
Federal Home Loan Mortgage Corp.
4.05%	09/25/28	989,000	1,041,580	(b)
4.50%	06/01/33 - 02/01/35	9,709	10,159	(a)
5.00%	07/01/35	82,317	87,559	(a)
5.50%	05/01/20 - 04/01/39	198,602	213,706	(a)
6.00%	07/01/19 - 11/01/37	345,486	379,249	(a)
6.50%	08/01/29 - 10/01/33	1,041	1,156	(a)
7.00%	06/01/29 - 08/01/36	52,115	57,887	(a)
7.50%	01/01/30 - 09/01/33	1,875	2,000	(a)
8.00%	11/01/30	11,680	12,710	(a)
8.50%	04/01/30	13,179	16,113	(a)
9.50%	04/01/21	8	8	(a)
Federal National Mortgage Assoc.
3.50%	08/01/45	118,998	119,375	(a)
4.00%	05/01/19 - 12/01/41	1,813,968	1,867,069	(a)
4.50%	05/01/19 - 02/01/40	1,180,381	1,235,563	(a)
5.00%	07/01/20 - 05/01/39	278,385	295,784	(a)
5.50%	06/01/20 - 04/01/38	930,963	1,002,615	(a)
6.00%	09/01/19 - 08/01/35	657,045	721,358	(a)
6.50%	05/01/21 - 08/01/36	58,269	62,862	(a)
7.00%	10/01/32 - 02/01/34	6,726	7,153	(a)
7.50%	12/01/23 - 12/01/33	38,506	42,351	(a)
8.00%	07/01/25 - 10/01/31	9,048	9,807	(a)
9.00%	12/01/22	460	483	(a)
Federal National Mortgage Assoc. 1.25% + USD COF11
5.50%	10/01/24	5,290	5,426	(a,b)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.97%	04/01/37	2,308	2,362	(a,b)
Federal National Mortgage Assoc. TBA
2.50%	TBA	4,581,000	4,475,069	(c)
3.00%	TBA	6,088,725	5,960,090	(c)
3.50%	TBA	4,545,000	4,543,573	(c)
4.00%	TBA	5,763,000	5,874,745	(c)
4.50%	TBA	2,202,000	2,279,510	(c)
Government National Mortgage Assoc.
4.00%	01/20/41 - 04/20/43	1,907,849	1,971,430	(a)
4.50%	08/15/33 - 05/20/40	344,697	360,949	(a)
5.00%	08/15/33	25,308	26,428	(a)
6.00%	04/15/27 - 09/15/36	168,442	186,802	(a)
6.50%	04/15/19 - 09/15/36	72,685	78,741	(a)
7.00%	10/15/27 - 10/15/36	33,201	37,047	(a)
7.50%	01/15/23 - 11/15/31	3,359	3,450	(a)
8.00%	05/15/30 - 09/15/30	252	267	(a)
9.00%	12/15/21	248	259	(a)
3.00%	TBA	2,156,000	2,122,586	(c)
3.50%	TBA	8,567,000	8,626,112	(c)
			43,741,393

Agency Collateralized Mortgage Obligations—0.8%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	675,042	1,740	(a,b,d)
3.86%	11/25/28	431,000	447,538	(b)
4.06%	10/25/28	732,000	771,130	(b)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	352,766	26,777	(a,d)
5.50%	06/15/33	27,768	5,471	(a,d)
7.50%	07/15/27	2,981	588	(a,d)
Federal Home Loan Mortgage Corp. REMIC 6.60%—1 month USD LIBOR
4.14%	08/15/25	134,557	6,937	(a,b,d)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	648	570	(a,e,f)
8.00%	02/01/23	725	83	(d)
8.00%	07/01/24	1,323	203	(a,d)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	33	32	(a,e,f)
1.10%	12/25/42	122,118	8,897	(b,d)
5.00%	02/25/40 - 09/25/40	156,029	18,278	(a,d)
8.00%	05/25/22	2	17	(a,d)
Federal National Mortgage Assoc. REMIC 6.00%—1 month USD LIBOR
3.49%	07/25/38	51,614	6,736	(a,b,d)
Federal National Mortgage Assoc. REMIC 6.20%—1 month USD LIBOR
3.69%	06/25/48	1,733,780	283,800	(b,d)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	12,273	10,250	(a,e,f)
4.50%	08/25/35 - 01/25/36	85,184	10,577	(a,d)
5.00%	03/25/38 - 05/25/38	47,157	10,090	(a,d)
5.50%	12/25/33	12,123	2,666	(a,d)
6.00%	01/25/35	50,860	11,813	(a,d)
7.50%	11/25/23	8,515	1,031	(a,d)
8.00%	08/25/23 - 07/25/24	4,061	577	(a,d)
8.50%	07/25/22	65	6	(a,d)
8.50%	07/25/22	2	—	(d,**)
9.00%	05/25/22	55	4	(a,d)
Government National Mortgage Assoc. REMIC
4.50%	05/20/38 - 08/16/39	113,053	7,925	(a,d)
5.00%	09/20/38	27,546	824	(a,d)
Government National Mortgage Assoc. REMIC 6.80%—1 month USD LIBOR
4.34%	01/16/40	235,673	39,328	(a,b,d)
			1,673,888

Asset Backed—2.8%
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	1,198,658	1,180,825	(a)
American Express Credit Account Master Trust 2018-1
2.67%	10/17/22	495,000	493,182
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	1,270,000	1,279,287
BA Credit Card Trust 2018-A1
2.70%	07/17/23	432,000	430,222	(a)
BMW Floorplan Master Owner Trust 2018-1
3.15%	05/15/23	298,000	298,430	(g)
Chase Funding Trust 2004-1
4.99%	11/25/33	172,808	172,808	(a,h)
Chase Issuance Trust 2015-A4
1.84%	04/15/22	650,000	641,261
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	1,668,000	1,650,659	(a)
Securitized Term Auto Receivables Trust 2018-1A
3.30%	11/25/22	118,000	118,069	(g)
			6,264,743

Corporate Notes—39.5%
1011778 BC ULC/New Red Finance Inc.
4.25%	05/15/24	85,000	78,058	(a,g)
21st Century Fox America Inc.
3.38%	11/15/26	29,000	28,605	(a)
4.50%	02/15/21	61,000	62,574	(a)
4.75%	11/15/46	17,000	18,148	(a)
6.65%	11/15/37	110,000	141,493	(a)
Abbott Laboratories
2.90%	11/30/21	296,000	293,209	(a)
3.75%	11/30/26	96,000	94,873	(a)
4.90%	11/30/46	125,000	131,405	(a)
AbbVie Inc.
3.20%	05/14/26	109,000	100,960	(a)
4.45%	05/14/46	104,000	91,414	(a)
4.70%	05/14/45	40,000	36,568	(a)
4.88%	11/14/48	33,000	30,797	(a)
Acadia Healthcare Company Inc.
6.50%	03/01/24	197,000	189,640	(a)
Activision Blizzard Inc.
2.30%	09/15/21	362,000	352,316	(a)
AES Corp.
4.88%	05/15/23	215,000	210,253	(a)

Aetna Inc.
3.50%	11/15/24	139,000	134,218	(a)
Aflac Inc.
4.00%	10/15/46	45,000	41,347	(a)
Alexandria Real Estate Equities Inc.
4.70%	07/01/30	61,000	61,770	(a)
Alibaba Group Holding Ltd.
4.00%	12/06/37	200,000	179,514	(a)
4.40%	12/06/57	200,000	179,318	(a)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	72,000	69,607	(a,g)
4.50%	07/26/47	59,000	53,682	(a,g)
Allergan Finance LLC
3.25%	10/01/22	131,000	127,602	(a)
4.63%	10/01/42	16,000	14,670	(a)
Allergan Funding SCS
3.00%	03/12/20	204,000	203,211	(a)
3.45%	03/15/22	91,000	89,566	(a)
Allergan Sales LLC
5.00%	12/15/21	241,000	248,081	(a,g)
Altria Group Inc.
2.95%	05/02/23	100,000	95,080	(a)
3.88%	09/16/46	4,000	3,050	(a)
4.50%	05/02/43	47,000	39,112	(a)
Amazon.com Inc.
2.80%	08/22/24	71,000	69,005	(a)
3.15%	08/22/27	35,000	33,766	(a)
3.88%	08/22/37	36,000	35,018	(a)
4.05%	08/22/47	48,000	47,041	(a)
4.25%	08/22/57	61,000	60,191	(a)
Ameren Corp.
3.65%	02/15/26	63,000	61,974	(a)
American Axle & Manufacturing Inc.
6.25%	04/01/25	168,000	152,843	(a)
American Campus Communities Operating Partnership LP
3.35%	10/01/20	136,000	135,519	(a)
4.13%	07/01/24	71,000	71,209	(a)
American Express Co.
3.00%	10/30/24	179,000	171,258	(a)
American International Group Inc.
4.50%	07/16/44	123,000	109,336	(a)
6.40%	12/15/20	61,000	64,371	(a)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	128,000	112,012	(a,b)
American Tower Corp. (REIT)
3.38%	10/15/26	59,000	54,969	(a)
3.40%	02/15/19	259,000	258,858	(a)
American Water Capital Corp.
2.95%	09/01/27	115,000	108,379	(a)
Amgen Inc.
2.20%	05/22/19	177,000	176,356	(a)
2.65%	05/11/22	162,000	158,378	(a)
3.20%	11/02/27	120,000	112,794	(a)
4.56%	06/15/48	89,000	85,367	(a)
AMN Healthcare Inc.
5.13%	10/01/24	250,000	239,460	(a,g)
Anadarko Petroleum Corp.
4.85%	03/15/21	52,000	53,104	(a)
6.20%	03/15/40	54,000	56,409	(a)
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%	12/01/47	38,000	34,167	(a)
5.25%	01/15/25	582,000	581,255	(a)
5.50%	10/15/19	325,000	327,980	(a)
6.25%	10/15/22	168,000	171,249	(a)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%	02/01/36	56,000	51,669	(a,g)
4.90%	02/01/46	104,000	96,229	(a,g)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	102,000	97,360	(a)
4.00%	04/13/28	79,000	75,571	(a)
4.38%	04/15/38	189,000	169,147	(a)
4.60%	04/15/48	70,000	62,642	(a)
4.75%	04/15/58	49,000	42,612	(a)
Anthem Inc.
3.30%	01/15/23	117,000	115,121	(a)
ANZ New Zealand International Ltd.
3.45%	01/21/28	200,000	191,882	(a,g)
Apache Corp.
4.38%	10/15/28	49,000	45,738	(a)
5.10%	09/01/40	60,000	54,193	(a)
Apple Inc.
2.50%	02/09/22	53,000	52,248	(a)
2.85%	05/11/24	128,000	124,774	(a)
3.35%	02/09/27	73,000	71,309	(a)
3.45%	02/09/45	148,000	131,124	(a)
3.85%	08/04/46	109,000	102,531	(a)
4.25%	02/09/47	66,000	66,057	(a)
Applied Materials Inc.
4.35%	04/01/47	85,000	83,135	(a)
Aptiv PLC
4.40%	10/01/46	77,000	68,207	(a)
Aramark Services Inc.
5.00%	02/01/28	122,000	114,098	(a,g)
Archer-Daniels-Midland Co.
2.50%	08/11/26	61,000	55,678	(a)
Arconic Inc.
5.13%	10/01/24	156,000	150,219	(a)
6.15%	08/15/20	75,000	76,518	(a)
Ascension Health
4.85%	11/15/53	52,000	56,323	(a)
Ashland LLC
4.75%	08/15/22	85,000	83,550	(a)
AstraZeneca PLC
2.38%	11/16/20	45,000	44,245	(a)
3.38%	11/16/25	102,000	98,790	(a)
3.50%	08/17/23	97,000	96,075	(a)
4.00%	01/17/29	64,000	63,570	(a)
4.38%	08/17/48	64,000	60,714	(a)
AT&T Inc.
3.00%	06/30/22	94,000	91,752	(a)
3.80%	03/15/22	180,000	180,761	(a)
4.10%	02/15/28	154,000	148,054
4.45%	04/01/24	106,000	107,553	(a)
4.50%	05/15/35	143,000	129,624	(a)
4.55%	03/09/49	62,000	53,412	(a)
4.75%	05/15/46	75,000	66,667	(a)
4.80%	06/15/44	91,000	81,626	(a)
5.00%	03/01/21	136,000	140,634	(a)
5.15%	11/15/46	21,000	19,553
5.25%	03/01/37	110,000	107,853	(a)
5.45%	03/01/47	124,000	120,911	(a)
Athene Holding Ltd.
4.13%	01/12/28	106,000	96,237	(a)
Avangrid Inc.
3.15%	12/01/24	214,000	206,414	(a)
Bank of America Corp.
3.25%	10/21/27	4,000	3,703	(a)
3.95%	04/21/25	128,000	124,049	(a)
4.25%	10/22/26	189,000	183,855	(a)
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	144,000	141,555	(a,b)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	138,000	135,602	(a,b)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	217,000	207,428	(a,b)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	183,000	170,424	(a,b)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	157,000	139,750	(a,b)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	151,000	143,163	(a,b)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	71,000	70,631	(a,b)

Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	36,000	34,773	(a,b)
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%	10/05/28	204,000	203,096	(a,b)
Barclays PLC
4.84%	05/09/28	200,000	183,232	(a)
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%	05/16/29	200,000	192,388	(a,b)
Barrick North America Finance LLC
5.70%	05/30/41	24,000	25,336	(a)
BAT Capital Corp.
2.30%	08/14/20	364,000	355,431
2.76%	08/15/22	116,000	109,503
3.56%	08/15/27	217,000	192,336
4.39%	08/15/37	46,000	37,803
4.54%	08/15/47	73,000	58,417
Bausch Health Companies Inc.
7.00%	03/15/24	391,000	396,052	(a,g)
Baxalta Inc.
2.88%	06/23/20	40,000	39,564	(a)
Bayer US Finance II LLC
3.50%	06/25/21	405,000	402,671	(a,g)
3.88%	12/15/23	205,000	201,201	(a,g)
4.70%	07/15/64	24,000	19,945	(a,g)
Becton Dickinson and Co.
2.89%	06/06/22	117,000	113,270	(a)
3.70%	06/06/27	187,000	177,111	(a)
3.73%	12/15/24	4,000	3,868	(a)
4.67%	06/06/47	14,000	13,174	(a)
4.69%	12/15/44	16,000	15,057	(a)
Berkshire Hathaway Energy Co.
2.40%	02/01/20	253,000	251,312	(a)
3.25%	04/15/28	84,000	79,955	(a)
3.80%	07/15/48	84,000	75,126	(a)
6.13%	04/01/36	101,000	120,462	(a)
Berry Global Inc.
5.13%	07/15/23	225,000	222,797	(a)
Biogen Inc.
2.90%	09/15/20	45,000	44,712	(a)
BNP Paribas S.A.
5.00%	01/15/21	58,000	59,909	(a)
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13%	12/31/99	200,000	173,320	(a,b,g)
Boston Scientific Corp.
4.00%	03/01/28	148,000	144,008	(a)
BP Capital Markets America Inc.
3.02%	01/16/27	320,000	300,384
3.22%	11/28/23	144,000	142,089
Brighthouse Financial Inc.
3.70%	06/22/27	18,000	15,207	(a)
4.70%	06/22/47	7,000	5,200	(a)
Brixmor Operating Partnership LP
3.90%	03/15/27	158,000	149,765	(a)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%	01/15/21	56,000	54,727	(a)
2.65%	01/15/23	34,000	31,512	(a)
3.13%	01/15/25	41,000	36,793	(a)
3.88%	01/15/27	33,000	29,589	(a)
Brown-Forman Corp.
4.00%	04/15/38	29,000	28,368	(a)
Buckeye Partners LP
5.60%	10/15/44	28,000	24,120	(a)
Bunge Limited Finance Corp.
3.75%	09/25/27	57,000	50,675	(a)
Burlington Northern Santa Fe LLC
3.75%	04/01/24	204,000	209,180
4.15%	12/15/48	95,000	92,723	(a)
Campbell Soup Co.
3.30%	03/15/21	179,000	178,001	(a)
Canadian Natural Resources Ltd.
3.85%	06/01/27	33,000	31,222	(a)
4.95%	06/01/47	25,000	24,055	(a)
Canadian Pacific Railway Co.
2.90%	02/01/25	61,000	58,401	(a)
Capital One Financial Corp.
3.75%	07/28/26	48,000	43,872	(a)
4.20%	10/29/25	51,000	49,027	(a)
Cardinal Health Inc.
2.62%	06/15/22	60,000	57,871	(a)
3.08%	06/15/24	56,000	52,898	(a)
Caterpillar Financial Services Corp.
2.55%	11/29/22	157,000	152,436	(a)
Caterpillar Inc.
3.80%	08/15/42	37,000	34,471	(a)
Catholic Health Initiatives
4.35%	11/01/42	129,000	114,447	(a)
CBL & Associates LP
4.60%	10/15/24	291,000	214,455	(a)
CBS Corp.
2.90%	01/15/27	74,000	65,418	(a)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%	02/01/28	249,000	229,058	(a,g)
Celgene Corp.
3.45%	11/15/27	5,000	4,552	(a)
4.35%	11/15/47	4,000	3,387	(a)
4.55%	02/20/48	96,000	83,433	(a)
5.00%	08/15/45	41,000	37,854	(a)
Cenovus Energy Inc.
4.25%	04/15/27	57,000	51,904	(a)
4.45%	09/15/42	31,000	23,795	(a)
5.40%	06/15/47	14,000	12,066	(a)
CenterPoint Energy Inc.
2.50%	09/01/22	237,000	226,503	(a)
3.60%	11/01/21	109,000	108,922
CenturyLink Inc.
5.63%	04/01/25	85,000	74,895	(a)
5.80%	03/15/22	134,000	128,692	(a)
CF Industries Inc.
7.13%	05/01/20	151,000	155,365	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	100,000	99,874	(a)
4.91%	07/23/25	60,000	59,557	(a)
5.38%	05/01/47	64,000	57,554	(a)
5.75%	04/01/48	41,000	38,360	(a)
6.38%	10/23/35	19,000	19,460	(a)
6.48%	10/23/45	41,000	41,653	(a)
Chevron Corp.
2.42%	11/17/20	61,000	60,442	(a)
3.19%	06/24/23	100,000	99,832	(a)
Church & Dwight Company Inc.
2.45%	08/01/22	59,000	56,965	(a)
Cigna Corp.
4.13%	11/15/25	163,000	162,653	(a,g)
4.38%	10/15/28	64,000	64,303	(a,g)
4.80%	08/15/38	49,000	48,200	(a,g)
4.90%	12/15/48	49,000	47,914	(a,g)
Cigna Corp.
3.20%	09/17/20	180,000	179,316	(a,g)
3.40%	09/17/21	90,000	89,816	(a,g)
3.75%	07/15/23	98,000	97,760	(a,g)
Cigna Holding Co.
3.25%	04/15/25	111,000	105,613	(a)
3.88%	10/15/47	61,000	51,138	(a)
Cimarex Energy Co.
3.90%	05/15/27	16,000	14,912	(a)
Cinemark USA Inc.
4.88%	06/01/23	125,000	120,000	(a)
Cisco Systems Inc.
5.90%	02/15/39	61,000	75,375	(a)
Citibank NA
2.85%	02/12/21	254,000	251,777	(a)
3.05%	05/01/20	257,000	256,450
Citigroup Inc.
2.70%	10/27/22	115,000	110,827	(a)
2.75%	04/25/22	363,000	352,480
2.90%	12/08/21	194,000	190,520	(a)
4.40%	06/10/25	50,000	49,124	(a)
4.45%	09/29/27	75,000	72,294	(a)
4.65%	07/23/48	153,000	149,602	(a)
4.75%	05/18/46	61,000	56,562	(a)

Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	89,000	86,043	(a,b)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	46,000	41,130	(a,b)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	121,000	112,888	(a,b)
CME Group Inc.
3.75%	06/15/28	74,000	74,957	(a)
CMS Energy Corp.
4.88%	03/01/44	194,000	204,088	(a)
CNA Financial Corp.
3.45%	08/15/27	61,000	56,737	(a)
5.88%	08/15/20	252,000	261,334	(a)
CNH Industrial Capital LLC
3.38%	07/15/19	94,000	93,746	(a)
4.38%	11/06/20	72,000	72,399	(a)
4.88%	04/01/21	92,000	92,761	(a)
CNH Industrial N.V.
4.50%	08/15/23	156,000	157,028	(a)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	233,000	236,912	(a)
Columbia Pipeline Group Inc.
3.30%	06/01/20	82,000	81,737	(a)
Comcast Corp.
3.97%	11/01/47	223,000	200,229	(a)
4.15%	10/15/28	257,000	260,860	(a)
4.20%	08/15/34	97,000	93,661	(a)
4.25%	10/15/30	91,000	91,986	(a)
4.60%	08/15/45	38,000	37,508	(a)
4.70%	10/15/48	55,000	55,654	(a)
Commonwealth Bank of Australia
4.32%	01/10/48	202,000	176,055	(a,g)
Conagra Brands Inc.
3.80%	10/22/21	197,000	197,004	(a)
4.30%	05/01/24	214,000	212,896	(a)
5.30%	11/01/38	53,000	50,197	(a)
5.40%	11/01/48	86,000	79,302	(a)
Conagra Brands Inc. 0.75% + 3 month USD LIBOR
3.22%	10/22/20	142,000	141,272	(a,b)
Concho Resources Inc.
3.75%	10/01/27	49,000	46,183	(a)
4.30%	08/15/28	139,000	135,989	(a)
4.88%	10/01/47	39,000	37,214	(a)
ConocoPhillips Co.
4.30%	11/15/44	98,000	96,655	(a)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	132,000	124,017	(a)
3.88%	06/15/47	58,000	53,160	(a)
Constellation Brands Inc.
2.70%	05/09/22	117,000	112,976	(a)
4.50%	05/09/47	27,000	24,191	(a)
Continental Resources Inc.
4.50%	04/15/23	85,000	83,440	(a)
Corning Inc.
4.38%	11/15/57	93,000	78,051	(a)
Corporation Andina de Fomento
2.20%	07/18/20	157,000	154,612	(a)
Crane Co.
4.20%	03/15/48	36,000	33,333	(a)
Credit Suisse Group Funding Guernsey Ltd.
3.80%	06/09/23	275,000	270,091	(a)
CSX Corp.
4.50%	08/01/54	69,000	65,334	(a)
CVS Health Corp.
2.25%	08/12/19	159,000	158,140	(a)
3.13%	03/09/20	479,000	478,061	(a)
3.35%	03/09/21	303,000	302,085	(a)
3.70%	03/09/23	120,000	118,822	(a)
3.88%	07/20/25	60,000	58,513	(a)
4.10%	03/25/25	134,000	132,632	(a)
4.30%	03/25/28	88,000	86,122	(a)
4.78%	03/25/38	69,000	66,317	(a)
5.00%	12/01/24	136,000	141,618	(a)
5.05%	03/25/48	89,000	86,831	(a)
5.13%	07/20/45	45,000	43,880	(a)
D.R. Horton Inc.
2.55%	12/01/20	150,000	146,175	(a)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	245,000	235,298	(a,g)
Dell International LLC/EMC Corp.
3.48%	06/01/19	256,000	255,391	(a,g)
5.45%	06/15/23	87,000	88,654	(a,g)
6.02%	06/15/26	60,000	60,284	(a,g)
8.10%	07/15/36	13,000	14,064	(a,g)
8.35%	07/15/46	70,000	75,836	(a,g)
Deutsche Bank AG
2.70%	07/13/20	132,000	128,025	(a)
3.30%	11/16/22	155,000	143,645	(a)
Deutsche Bank AG (4.88% fixed rate until 12/01/27; 2.55% + USD 5 year Mid-Market Swap Rate thereafter)
4.88%	12/01/32	202,000	158,277	(a,b)
Devon Energy Corp.
4.00%	07/15/21	305,000	305,668	(a)
5.00%	06/15/45	55,000	48,644	(a)
Diageo Investment Corp.
2.88%	05/11/22	119,000	117,647	(a)
Diamondback Energy Inc.
4.75%	11/01/24	210,000	202,711	(a,g)
Discover Bank
3.10%	06/04/20	298,000	295,896	(a)
Discovery Communications LLC
2.20%	09/20/19	147,000	145,690	(a)
3.95%	03/20/28	144,000	133,466	(a)
5.00%	09/20/37	41,000	37,869	(a)
5.20%	09/20/47	19,000	17,500	(a)
DISH DBS Corp.
5.88%	07/15/22	125,000	114,495	(a)
Dollar Tree Inc.
3.70%	05/15/23	125,000	122,506	(a)
4.00%	05/15/25	121,000	116,298	(a)
Dominion Energy Inc.
2.58%	07/01/20	123,000	121,150	(a)
DowDuPont Inc.
3.77%	11/15/20	364,000	367,360	(a)
5.32%	11/15/38	81,000	83,526	(a)
5.42%	11/15/48	81,000	84,354	(a)
DTE Energy Co.
2.85%	10/01/26	136,000	125,161	(a)
3.85%	12/01/23	69,000	69,352	(a)
Duke Energy Carolinas LLC
3.95%	03/15/48	64,000	61,224	(a)
Duke Energy Corp.
1.80%	09/01/21	155,000	148,123
3.55%	09/15/21	94,000	94,254
3.75%	09/01/46	45,000	39,116	(a)
Duke Energy Progress LLC
4.15%	12/01/44	84,000	81,936	(a)
Duke Realty LP
3.25%	06/30/26	80,000	76,007	(a)
3.38%	12/15/27	54,000	51,251	(a)
Duquesne Light Holdings Inc.
3.62%	08/01/27	72,000	67,764	(a,g)
Eastman Chemical Co.
3.50%	12/01/21	114,000	114,543	(a)
3.60%	08/15/22	45,000	44,961	(a)
4.50%	01/15/21	201,000	203,862	(a)
Eaton Corp.
3.10%	09/15/27	127,000	119,823	(a)
Ecolab Inc.
3.25%	12/01/27	50,000	48,052	(a)
3.95%	12/01/47	61,000	57,281	(a)
Ecopetrol S.A.
5.88%	05/28/45	132,000	124,575	(a)
Edison International
4.13%	03/15/28	82,000	77,756	(a)
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
3.07%	05/01/20	141,000	141,133	(a,b)

Electricite de France S.A.
2.15%	01/22/19	392,000	391,730	(a,g)
Eli Lilly & Co.
3.70%	03/01/45	16,000	15,056	(a)
EMC Corp.
2.65%	06/01/20	377,000	362,041	(a)
Emera US Finance LP
4.75%	06/15/46	13,000	12,498	(a)
Enbridge Energy Partners LP
5.50%	09/15/40	18,000	18,494	(a)
Encana Corp.
3.90%	11/15/21	145,000	144,961	(a)
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%	10/15/24	251,000	236,392	(a,g)
Energy Transfer LP
4.25%	03/15/23	90,000	86,794	(a)
5.88%	01/15/24	901,000	918,191	(a)
7.50%	10/15/20	157,000	164,065	(a)
Energy Transfer Operating LP
4.95%	06/15/28	44,000	43,162	(a)
Energy Transfer Operating LP
5.80%	06/15/38	75,000	72,607	(a)
6.13%	12/15/45	30,000	29,088	(a)
6.50%	02/01/42	99,000	99,833	(a)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	81,000	80,800	(a)
EnLink Midstream Partners LP
4.15%	06/01/25	166,000	149,405	(a)
Entergy Louisiana LLC
3.05%	06/01/31	59,000	53,235	(a)
4.00%	03/15/33	64,000	64,486	(a)
Enterprise Products Operating LLC
4.25%	02/15/48	163,000	145,834	(a)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	47,000	39,173	(a,b)
EOG Resources Inc.
4.10%	02/01/21	167,000	169,239	(a)
4.15%	01/15/26	104,000	106,073	(a)
EPR Properties
4.95%	04/15/28	80,000	79,199	(a)
EQM Midstream Partners LP
4.75%	07/15/23	31,000	30,837	(a)
5.50%	07/15/28	31,000	30,448	(a)
EQT Corp.
3.90%	10/01/27	61,000	52,750	(a)
ERP Operating LP
4.50%	07/01/44	44,000	44,276	(a)
Exelon Corp.
3.50%	06/01/22	133,000	129,966	(a)
4.45%	04/15/46	86,000	81,908	(a)
Express Scripts Holding Co.
3.40%	03/01/27	60,000	55,670	(a)
Exxon Mobil Corp.
2.22%	03/01/21	114,000	112,556	(a)
FedEx Corp.
4.10%	02/01/45	170,000	146,045	(a)
FirstEnergy Corp.
3.90%	07/15/27	20,000	19,374	(a)
4.85%	07/15/47	54,000	53,803	(a)
Florida Power & Light Co.
4.13%	02/01/42	91,000	91,561	(a)
Ford Motor Co.
4.35%	12/08/26	73,000	65,149	(a)
Ford Motor Credit Company LLC
3.10%	05/04/23	211,000	191,046	(a)
3.22%	01/09/22	248,000	232,634	(a)
3.34%	03/28/22	200,000	188,754	(a)
Frontier Communications Corp.
7.13%	03/15/19	203,000	196,486	(a)
General Dynamics Corp.
2.13%	08/15/26	146,000	131,737	(a)
2.88%	05/11/20	174,000	174,120	(a)
3.00%	05/11/21	244,000	244,246	(a)
3.50%	05/15/25	134,000	134,221	(a)
General Mills Inc.
3.20%	04/16/21	165,000	164,083	(a)
3.70%	10/17/23	120,000	119,444	(a)
4.55%	04/17/38	54,000	49,425	(a)
4.70%	04/17/48	43,000	39,136	(a)
General Motors Co.
5.20%	04/01/45	17,000	14,096	(a)
5.40%	04/01/48	41,000	35,957	(a)
General Motors Financial Company Inc.
2.35%	10/04/19	175,000	173,080	(a)
3.15%	01/15/20	176,000	174,875	(a)
3.20%	07/13/20	78,000	77,200	(a)
3.45%	01/14/22	227,000	219,684
3.55%	04/09/21	232,000	229,119	(a)
5.25%	03/01/26	109,000	106,987	(a)
Georgia-Pacific LLC
3.60%	03/01/25	39,000	38,991	(a,g)
Gilead Sciences Inc.
2.55%	09/01/20	58,000	57,523	(a)
2.95%	03/01/27	36,000	33,467	(a)
3.50%	02/01/25	62,000	60,565	(a)
3.65%	03/01/26	109,000	106,980	(a)
4.15%	03/01/47	118,000	108,345	(a)
4.80%	04/01/44	45,000	44,928	(a)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	138,000	138,690	(a)
3.63%	05/15/25	134,000	134,765	(a)
GlaxoSmithKline Capital PLC
3.13%	05/14/21	122,000	122,159	(a)
Glencore Finance Canada Ltd.
4.95%	11/15/21	70,000	71,757	(a,g)
Glencore Funding LLC
2.50%	01/15/19	314,000	313,903	(a,g)
Gray Escrow Inc.
7.00%	05/15/27	83,000	80,805	(a,g)
Grupo Televisa SAB
5.00%	05/13/45	209,000	182,685	(a)
H&E Equipment Services Inc.
5.63%	09/01/25	312,000	285,892	(a)
Halliburton Co.
3.80%	11/15/25	89,000	86,299	(a)
5.00%	11/15/45	60,000	58,879	(a)
HCA Inc.
4.75%	05/01/23	450,000	443,169	(a)
5.88%	02/15/26	87,000	87,308
HD Supply Inc.
5.38%	10/15/26	85,000	82,450	(a,g)
Hess Corp.
5.60%	02/15/41	36,000	31,686	(a)
5.80%	04/01/47	23,000	20,672	(a)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	34,000	31,817	(a)
Highwoods Realty LP
4.13%	03/15/28	61,000	59,856	(a)
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%	10/01/25	258,000	229,896	(a,g)
6.25%	11/01/28	70,000	61,547	(a,g)
HSBC Holdings PLC
4.25%	03/14/24	248,000	247,586	(a)
HSBC Holdings PLC (3.95% fixed rate until 05/18/23; 0.99% + 3 month USD LIBOR thereafter)
3.95%	05/18/24	204,000	202,815	(a,b)
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%	09/12/26	205,000	201,415	(a,b)
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%	12/31/99	220,000	200,653	(a,b)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	160,000	146,608	(a,b)
Hughes Satellite Systems Corp.
6.63%	08/01/26	85,000	78,088	(a)
Hyundai Capital America
3.10%	04/05/22	71,000	69,368	(a,g)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%	08/01/20	226,000	225,645	(a)

Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	120,000	118,858	(a)
Intel Corp.
2.60%	05/19/26	156,000	146,472	(a)
International Business Machines Corp.
3.30%	01/27/27	109,000	104,771	(a)
International Paper Co.
4.40%	08/15/47	76,000	64,402	(a)
Interstate Power & Light Co.
3.40%	08/15/25	90,000	87,215	(a)
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%	07/15/25	135,000	132,243	(a,g)
Jabil Inc.
3.95%	01/12/28	109,000	96,768	(a)
JBS USA LUX S.A./JBS USA Finance Inc.
6.75%	02/15/28	166,000	162,160	(a,g)
Jefferies Group LLC
5.13%	01/20/23	76,000	78,031	(a)
6.50%	01/20/43	80,000	78,256	(a)
Johnson & Johnson
3.63%	03/03/37	50,000	48,063	(a)
Johnson Controls International PLC
4.50%	02/15/47	37,000	34,087	(a)
JPMorgan Chase & Co.
2.55%	10/29/20	246,000	243,134	(a)
3.13%	01/23/25	139,000	132,503
3.30%	04/01/26	122,000	116,089	(a)
3.63%	12/01/27	71,000	66,220	(a)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	141,000	132,890	(a,b)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	123,000	111,336	(a,b)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	35,000	30,738	(a,b)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	93,000	91,240	(a,b)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	101,000	90,555	(a,b)
JPMorgan Chase & Co. (4.63% fixed rate until 11/01/22; 2.58% + 3 month USD LIBOR thereafter)
4.63%	12/31/99	98,000	83,882	(a,b)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	253,000	251,133	(a,b)
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
5.99%	12/29/49	86,000	84,929	(a,b)
Keurig Dr Pepper Inc.
3.55%	05/25/21	524,000	523,287	(a,g)
4.06%	05/25/23	139,000	138,582	(a,g)
4.50%	11/15/45	49,000	43,051	(a)
4.60%	05/25/28	135,000	134,542	(a,g)
Kimberly-Clark Corp.
3.95%	11/01/28	204,000	209,810	(a)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	358,000	356,801	(a)
4.70%	11/01/42	21,000	18,617	(a)
5.30%	09/15/20	83,000	85,315	(a)
6.38%	03/01/41	46,000	49,013	(a)
Kinder Morgan Inc.
3.05%	12/01/19	63,000	62,631	(a)
4.30%	03/01/28	72,000	70,533	(a)
5.05%	02/15/46	46,000	42,768	(a)
5.55%	06/01/45	39,000	38,855	(a)
Kraft Heinz Foods Co.
4.38%	06/01/46	55,000	45,507	(a)
L Brands Inc.
5.25%	02/01/28	252,000	215,394	(a)
L3 Technologies Inc.
3.85%	12/15/26	103,000	99,617	(a)
Lamb Weston Holdings Inc.
4.63%	11/01/24	254,000	247,571	(a,g)
Lee Enterprises Inc.
9.50%	03/15/22	228,000	232,211	(a,g)
Lennar Corp.
4.75%	05/30/25 - 11/29/27	406,000	374,657	(a)
Lincoln National Corp.
3.63%	12/12/26	53,000	51,086	(a)
3.80%	03/01/28	110,000	105,970	(a)
4.35%	03/01/48	101,000	91,809	(a)
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91%	11/07/23	203,000	191,959	(a,b)
Lockheed Martin Corp.
3.55%	01/15/26	48,000	47,572	(a)
3.80%	03/01/45	39,000	35,720	(a)
Lowe’s Companies Inc.
3.70%	04/15/46	53,000	43,277	(a)
LYB International Finance BV
4.88%	03/15/44	35,000	31,844	(a)
LYB International Finance II BV
3.50%	03/02/27	48,000	43,824	(a)
Macy’s Retail Holdings Inc.
4.30%	02/15/43	32,000	23,631	(a)
Marathon Oil Corp.
2.70%	06/01/20	180,000	177,052	(a)
3.85%	06/01/25	60,000	56,256	(a)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	107,000	104,627	(a)
Masco Corp.
3.50%	11/15/27	41,000	37,747	(a)
McDonald’s Corp.
3.70%	01/30/26	43,000	42,241	(a)
3.80%	04/01/28	113,000	110,772	(a)
4.88%	12/09/45	63,000	63,500	(a)
McKesson Corp.
3.65%	11/30/20	453,000	454,853
Medtronic Inc.
2.50%	03/15/20	173,000	172,254	(a)
4.63%	03/15/45	95,000	99,889	(a)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	102,000	101,196	(a)
Merck & Company Inc.
2.75%	02/10/25	104,000	100,635	(a)
MetLife Inc.
4.05%	03/01/45	19,000	17,548	(a)
4.72%	12/15/44	77,000	78,582	(a)
MGM Resorts International
4.63%	09/01/26	150,000	134,811	(a)
Microsoft Corp.
2.40%	08/08/26	63,000	58,766	(a)
3.45%	08/08/36	69,000	65,514	(a)
3.50%	02/12/35	69,000	66,260	(a)
3.70%	08/08/46	232,000	222,739	(a)
4.00%	02/12/55	91,000	89,612	(a)
4.10%	02/06/37	24,000	24,656	(a)
4.50%	02/06/57	27,000	29,064	(a)
Mizuho Financial Group Inc.
2.63%	04/12/21	442,000	434,088	(a,g)
Mizuho Financial Group Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter)
3.92%	09/11/24	205,000	207,218	(a,b)
Molina Healthcare Inc.
4.88%	06/15/25	183,000	167,141	(a,g)
Molson Coors Brewing Co.
2.10%	07/15/21	208,000	200,391	(a)
4.20%	07/15/46	49,000	40,719	(a)
Morgan Stanley
2.45%	02/01/19	71,000	70,959	(a)
2.63%	11/17/21	387,000	377,422	(a)
2.65%	01/27/20	69,000	68,515	(a)
2.75%	05/19/22	356,000	346,018	(a)
3.70%	10/23/24	45,000	44,298	(a)
3.95%	04/23/27	303,000	285,335	(a)
4.10%	05/22/23	117,000	117,264	(a)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	60,000	54,710	(a,b)

MPLX LP
3.38%	03/15/23	65,000	63,134	(a)
4.50%	04/15/38	61,000	53,571	(a)
4.70%	04/15/48	55,000	47,499	(a)
5.50%	02/15/49	102,000	98,857	(a)
MUFG Bank Ltd.
2.30%	03/10/19 - 03/05/20	404,000	401,584	(a,g)
Murphy Oil Corp.
5.75%	08/15/25	558,000	523,214	(a)
Mylan Inc.
4.55%	04/15/28	39,000	36,359	(a,g)
5.20%	04/15/48	53,000	45,118	(a,g)
National Retail Properties Inc.
4.00%	11/15/25	117,000	115,913	(a)
Navient Corp.
6.75%	06/15/26	155,000	128,662	(a)
8.00%	03/25/20	136,000	138,317	(a)
Newell Brands Inc.
3.85%	04/01/23	63,000	62,178	(a)
4.20%	04/01/26	35,000	34,027	(a)
Newfield Exploration Co.
5.38%	01/01/26	250,000	247,455	(a)
5.75%	01/30/22	235,000	238,525	(a)
Newmark Group Inc.
6.13%	11/15/23	60,000	57,624	(a,g)
Newmont Mining Corp.
4.88%	03/15/42	81,000	76,584	(a)
Nexen Energy ULC
6.40%	05/15/37	69,000	84,484	(a)
NGPL PipeCo LLC
4.88%	08/15/27	208,000	197,346	(a,g)
Noble Energy Inc.
3.90%	11/15/24	77,000	74,281	(a)
5.05%	11/15/44	19,000	16,545	(a)
Nordstrom Inc.
5.00%	01/15/44	4,000	3,438	(a)
Norfolk Southern Corp.
3.95%	10/01/42	71,000	65,006	(a)
Northern States Power Co.
2.20%	08/15/20	357,000	352,095	(a)
Northrop Grumman Corp.
2.55%	10/15/22	61,000	59,078	(a)
3.25%	01/15/28	72,000	67,270	(a)
3.85%	04/15/45	20,000	17,650	(a)
4.03%	10/15/47	73,000	66,333	(a)
Nucor Corp.
3.95%	05/01/28	128,000	126,696	(a)
4.13%	09/15/22	72,000	74,121	(a)
Nutrien Ltd.
4.00%	12/15/26	77,000	74,503	(a)
4.90%	06/01/43	57,000	54,669	(a)
NXP BV/NXP Funding LLC
4.13%	06/01/21	235,000	232,575	(g)
Occidental Petroleum Corp.
4.10%	02/15/47	35,000	32,925	(a)
4.20%	03/15/48	65,000	62,072	(a)
Olin Corp.
5.00%	02/01/30	250,000	218,675	(a)
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	112,000	110,496	(a)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	22,000	20,732	(a)
Oracle Corp.
2.40%	09/15/23	81,000	77,758	(a)
3.25%	11/15/27	130,000	125,378	(a)
3.80%	11/15/37	38,000	35,501	(a)
4.00%	07/15/46 - 11/15/47	179,000	166,785	(a)
4.13%	05/15/45	26,000	24,647	(a)
Oshkosh Corp.
5.38%	03/01/25	101,000	101,556	(a)
Owens Corning
4.40%	01/30/48	70,000	53,598	(a)
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	100,000	99,121	(a,g)
Pacific Gas & Electric Co.
3.40%	08/15/24	578,000	503,594	(a)
PacifiCorp
6.25%	10/15/37	178,000	221,117	(a)
Packaging Corporation of America
3.40%	12/15/27	60,000	56,098	(a)
Parker-Hannifin Corp.
3.25%	03/01/27	108,000	103,465	(a)
Party City Holdings Inc.
6.63%	08/01/26	200,000	181,888	(a,g)
Penske Automotive Group Inc.
5.38%	12/01/24	202,000	189,151	(a)
PepsiCo Inc.
3.45%	10/06/46	68,000	60,857	(a)
Perrigo Finance Unlimited Co.
3.90%	12/15/24	250,000	239,780	(a)
Petroleos Mexicanos
4.50%	01/23/26	67,000	57,983	(a)
5.35%	02/12/28	45,000	39,373
5.38%	03/13/22	89,000	87,530	(a)
5.63%	01/23/46	72,000	54,546	(a)
6.35%	02/12/48	45,000	35,949
6.50%	03/13/27	114,000	107,423	(a)
6.75%	09/21/47	156,000	129,268	(a)
Pfizer Inc.
3.00%	12/15/26	72,000	69,494	(a)
3.20%	09/15/23	97,000	97,249	(a)
3.60%	09/15/28	162,000	162,601	(a)
4.13%	12/15/46	42,000	42,157	(a)
4.40%	05/15/44	28,000	29,137	(a)
Philip Morris International Inc.
4.13%	03/04/43	85,000	75,517	(a)
Phillips 66
3.90%	03/15/28	154,000	148,182	(a)
Phillips 66 Partners LP
3.75%	03/01/28	73,000	67,432	(a)
4.68%	02/15/45	60,000	53,378	(a)
Pilgrim’s Pride Corp.
5.88%	09/30/27	293,000	267,105	(a,g)
Pioneer Natural Resources Co.
3.95%	07/15/22	150,000	150,363
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	46,000	38,376	(a)
5.75%	01/15/20	120,000	122,402	(a)
PPL Capital Funding Inc.
3.10%	05/15/26	109,000	102,199	(a)
Precision Castparts Corp.
4.38%	06/15/45	88,000	87,914	(a)
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	129,000	118,728	(a,b)
Public Service Company of Colorado
3.70%	06/15/28	144,000	145,459	(a)
PulteGroup Inc.
5.50%	03/01/26	255,000	246,075	(a)
QUALCOMM Inc.
2.90%	05/20/24	58,000	55,204	(a)
3.00%	05/20/22	40,000	39,406	(a)
3.25%	05/20/27	4,000	3,722	(a)
4.30%	05/20/47	5,000	4,451	(a)
Quicken Loans Inc.
5.25%	01/15/28	170,000	152,570	(a,g)
Range Resources Corp.
5.00%	08/15/22	249,000	222,935	(a)
Realty Income Corp.
3.00%	01/15/27	79,000	73,335	(a)
Republic Services Inc.
3.38%	11/15/27	40,000	38,357	(a)
Rio Tinto Finance USA PLC
4.13%	08/21/42	58,000	55,899	(a)
Rockwell Collins Inc.
3.50%	03/15/27	89,000	83,771	(a)
Rogers Communications Inc.
5.00%	03/15/44	40,000	41,567	(a)
Royal Bank of Scotland Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter)
4.52%	06/25/24	201,000	196,946	(a,b)

RPM International Inc.
3.75%	03/15/27	91,000	86,576	(a)
Ryder System Inc.
2.45%	09/03/19	240,000	238,615	(a)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	65,000	61,846	(a)
5.00%	03/15/27	45,000	45,295	(a)
salesforce.com Inc.
3.25%	04/11/23	125,000	125,499	(a)
3.70%	04/11/28	170,000	170,746	(a)
Santander Holdings USA Inc.
2.65%	04/17/20	248,000	244,838	(a)
4.40%	07/13/27	72,000	67,967	(a)
Santander UK Group Holdings PLC
4.75%	09/15/25	200,000	188,550	(a,g)
Schlumberger Holdings Corp.
3.00%	12/21/20	61,000	60,487	(a,g)
3.63%	12/21/22	326,000	324,510	(g)
4.00%	12/21/25	122,000	120,296	(g)
Sempra Energy
3.80%	02/01/38	43,000	37,016	(a)
4.00%	02/01/48	43,000	36,293	(a)
Shell International Finance BV
2.38%	08/21/22	159,000	154,480
3.75%	09/12/46	37,000	34,279	(a)
4.13%	05/11/35	54,000	53,772	(a)
Shire Acquisitions Investments Ireland DAC
2.88%	09/23/23	12,000	11,339	(a)
3.20%	09/23/26	55,000	50,135	(a)
Siemens Financieringsmaatschappij N.V.
2.00%	09/15/23	257,000	240,824	(g)
Simon Property Group LP
3.38%	06/15/27	100,000	95,879	(a)
Sinclair Television Group Inc.
5.38%	04/01/21	218,000	217,289	(a)
Sirius XM Radio Inc.
5.00%	08/01/27	85,000	77,630	(a,g)
SM Energy Co.
5.63%	06/01/25	87,000	75,690
Smithfield Foods Inc.
2.70%	01/31/20	74,000	73,078	(a,g)
4.25%	02/01/27	116,000	105,997	(a,g)
South Carolina Electric & Gas Co.
4.10%	06/15/46	42,000	39,854	(a)
Southern California Edison Co.
2.40%	02/01/22	153,000	147,376	(a)
Southern Company Gas Capital Corp.
4.40%	05/30/47	17,000	15,827	(a)
Southern Copper Corp.
5.88%	04/23/45	76,000	77,268	(a)
Southwestern Electric Power Co.
2.75%	10/01/26	104,000	95,772	(a)
Spectra Energy Partners LP
3.38%	10/15/26	43,000	40,287	(a)
4.50%	03/15/45	22,000	20,123	(a)
Sprint Corp.
7.63%	02/15/25	312,000	314,942	(a)
Standard Industries Inc.
5.38%	11/15/24	425,000	400,142	(a,g)
Starbucks Corp.
4.00%	11/15/28	88,000	87,047	(a)
Steel Dynamics Inc.
5.13%	10/01/21	85,000	85,485	(a)
Sumitomo Mitsui Financial Group Inc.
2.78%	07/12/22	204,000	198,718	(a)
Suncor Energy Inc.
4.00%	11/15/47	24,000	21,281	(a)
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	71,000	62,687	(a)
Syngenta Finance N.V.
3.70%	04/24/20	225,000	225,094	(a,g)
3.93%	04/23/21	275,000	270,746	(a,g)
4.44%	04/24/23	200,000	192,370	(a,g)
5.18%	04/24/28	200,000	184,304	(a,g)
Sysco Corp.
3.25%	07/15/27	90,000	84,207	(a)
T-Mobile USA Inc.
4.50%	02/01/26	307,000	283,561	(a)
Takeda Pharmaceutical Company Ltd.
3.80%	11/26/20	209,000	210,509	(g)
4.00%	11/26/21	200,000	202,510	(g)
Tampa Electric Co.
4.35%	05/15/44	152,000	150,969	(a)
Target Corp.
2.50%	04/15/26	109,000	101,723	(a)
Teck Resources Ltd.
5.40%	02/01/43	206,000	179,074	(a)
6.00%	08/15/40	127,000	117,177	(a)
Telecom Italia S.p.A.
5.30%	05/30/24	411,000	389,772	(a,g)
Telefonica Emisiones S.A.
4.10%	03/08/27	189,000	182,595	(a)
Tenet Healthcare Corp.
4.63%	07/15/24	70,000	65,204
4.75%	06/01/20	268,000	267,794	(a)
6.00%	10/01/20	341,000	343,827	(a)
Teva Pharmaceutical Finance Netherlands III BV
1.70%	07/19/19	409,000	402,386	(a)
2.20%	07/21/21	64,000	58,733	(a)
2.80%	07/21/23	416,000	358,105	(a)
Texas Instruments Inc.
4.15%	05/15/48	54,000	53,911	(a)
The Allstate Corp.
4.20%	12/15/46	91,000	88,417	(a)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	181,000	175,416	(a,b)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	127,000	113,866	(a,b)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	152,000	134,523	(a,b)
The Boeing Co.
3.25%	03/01/28	140,000	137,122	(a)
3.55%	03/01/38	147,000	137,113	(a)
The Chemours Co.
5.38%	05/15/27	85,000	76,583	(a)
The Dow Chemical Co.
4.25%	10/01/34	101,000	91,483	(a)
5.55%	11/30/48	81,000	82,341	(g)
The George Washington University
4.13%	09/15/48	84,000	83,971
The Goldman Sachs Group Inc.
3.85%	01/26/27	167,000	157,361	(a)
4.25%	10/21/25	10,000	9,559	(a)
4.80%	07/08/44	48,000	45,685	(a)
5.15%	05/22/45	59,000	55,595	(a)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	191,000	182,611	(a,b)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	141,000	131,322	(a,b)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	63,000	55,351	(a,b)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	98,000	94,418	(a,b)
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.74%	02/12/47	95,000	76,006	(a,b,g)
The Home Depot Inc.
3.35%	09/15/25	52,000	51,371	(a)
3.50%	09/15/56	81,000	68,035	(a)
3.90%	12/06/28	122,000	124,808
3.90%	06/15/47	73,000	69,058	(a)
4.50%	12/06/48	102,000	105,371
The Interpublic Group of Companies Inc.
3.75%	10/01/21	180,000	181,116	(a)
The Kroger Co.
2.95%	11/01/21	194,000	190,859	(a)
4.65%	01/15/48	46,000	41,484	(a)

The Mosaic Co.
5.63%	11/15/43	22,000	22,223	(a)
The Sherwin-Williams Co.
2.25%	05/15/20	121,000	119,104	(a)
2.75%	06/01/22	48,000	46,395	(a)
3.45%	06/01/27	41,000	38,167	(a)
4.50%	06/01/47	30,000	27,050	(a)
The Southern Co.
1.85%	07/01/19	524,000	520,128	(a)
3.25%	07/01/26	16,000	14,962	(a)
4.40%	07/01/46	5,000	4,608	(a)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	98,000	92,547	(a,b)
The Walt Disney Co.
4.13%	06/01/44	24,000	23,754	(a)
The Williams Companies Inc.
3.75%	06/15/27	37,000	34,787	(a)
3.90%	01/15/25	43,000	41,731	(a)
4.85%	03/01/48	57,000	51,796	(a)
4.90%	01/15/45	36,000	32,638	(a)
5.40%	03/04/44	19,000	18,207	(a)
Time Warner Cable LLC
4.50%	09/15/42	17,000	13,512	(a)
6.55%	05/01/37	66,000	66,720	(a)
TransCanada PipeLines Ltd.
4.25%	05/15/28	183,000	181,126	(a)
4.88%	01/15/26	35,000	36,204	(a)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	72,000	69,556	(a)
Tyco Electronics Group S.A.
2.35%	08/01/19	266,000	264,627	(a)
3.13%	08/15/27	137,000	127,200	(a)
Tyson Foods Inc.
2.65%	08/15/19	45,000	44,767	(a)
4.55%	06/02/47	22,000	19,349	(a)
U.S. Bancorp
3.15%	04/27/27	127,000	121,901
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	258,000	256,024	(a,b)
UBS Group Funding Switzerland AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86%	08/15/23	253,000	242,738	(a,b,g)
Union Pacific Corp.
3.20%	06/08/21	174,000	174,632	(a)
3.50%	06/08/23	143,000	143,373	(a)
3.60%	09/15/37	25,000	22,363	(a)
4.10%	09/15/67	41,000	34,472	(a)
United Rentals North America Inc.
4.88%	01/15/28	87,000	76,372
United Technologies Corp.
3.65%	08/16/23	161,000	160,391	(a)
3.75%	11/01/46	61,000	52,180	(a)
3.95%	08/16/25	64,000	63,558	(a)
4.13%	11/16/28	32,000	31,708	(a)
4.15%	05/15/45	69,000	61,741	(a)
4.45%	11/16/38	54,000	52,096	(a)
4.50%	06/01/42	48,000	45,618	(a)
UnitedHealth Group Inc.
4.45%	12/15/48	81,000	83,433
4.75%	07/15/45	14,000	14,806	(a)
Vale Overseas Ltd.
4.38%	01/11/22	15,000	15,275	(a)
6.25%	08/10/26	69,000	74,727	(a)
6.88%	11/10/39	56,000	64,697	(a)
Vale S.A.
5.63%	09/11/42	19,000	19,194	(a)
Valero Energy Partners LP
4.38%	12/15/26	164,000	161,146	(a)
Ventas Realty LP
3.25%	10/15/26	126,000	117,196	(a)
Verizon Communications Inc.
3.38%	02/15/25	109,000	105,733	(a)
4.33%	09/21/28	121,000	121,443	(a)
4.40%	11/01/34	53,000	51,157	(a)
4.67%	03/15/55	69,000	63,518	(a)
4.86%	08/21/46	352,000	346,347	(a)
5.01%	04/15/49	39,000	38,857	(a)
5.25%	03/16/37	62,000	64,910	(a)
Viacom Inc.
3.45%	10/04/26	75,000	69,366	(a)
4.38%	03/15/43	61,000	49,294
5.25%	04/01/44	17,000	15,290	(a)
Virgin Media Finance PLC
5.75%	01/15/25	238,000	223,903	(a,g)
Virginia Electric & Power Co.
4.00%	11/15/46	63,000	59,673	(a)
Visa Inc.
3.15%	12/14/25	33,000	32,413	(a)
4.30%	12/14/45	89,000	92,165	(a)
Vodafone Group PLC
4.38%	05/30/28	148,000	143,462	(a)
5.25%	05/30/48	42,000	39,354	(a)
Volkswagen Group of America Finance LLC
4.00%	11/12/21	400,000	399,512	(a,g)
Vornado Realty LP
3.50%	01/15/25	62,000	59,696	(a)
Vulcan Materials Co.
3.90%	04/01/27	65,000	61,667	(a)
Wabtec Corp.
3.45%	11/15/26	115,000	102,669	(a)
Walgreens Boots Alliance Inc.
4.65%	06/01/46	35,000	31,596	(a)
Walmart Inc.
3.63%	12/15/47	53,000	49,054	(a)
3.70%	06/26/28	139,000	140,985	(a)
3.95%	06/28/38	56,000	55,647	(a)
4.05%	06/29/48	56,000	55,638	(a)
Warner Media LLC
5.35%	12/15/43	62,000	59,483	(a)
WEC Energy Group Inc.
3.55%	06/15/25	138,000	134,148	(a)
WellCare Health Plans Inc.
5.25%	04/01/25	202,000	194,463	(a)
Wells Fargo & Co.
2.63%	07/22/22	91,000	87,763	(a)
3.90%	05/01/45	5,000	4,589	(a)
4.75%	12/07/46	180,000	173,722	(a)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	150,000	148,398	(a,b)
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	155,000	147,575	(a,b)
Wells Fargo & Co. 3.77% + 3 month USD LIBOR
6.56%	03/29/49	156,000	155,086	(a,b)
Wells Fargo Bank NA
2.60%	01/15/21	771,000	760,977	(a)
Western Gas Partners LP
4.00%	07/01/22	196,000	193,397	(a)
5.38%	06/01/21	30,000	30,907	(a)
Westlake Chemical Corp.
3.60%	08/15/26	57,000	52,405	(a)
4.38%	11/15/47	35,000	29,053	(a)
5.00%	08/15/46	24,000	21,935	(a)
Willis North America Inc.
3.60%	05/15/24	111,000	108,102	(a)
WPP Finance 2010
3.75%	09/19/24	86,000	80,173	(a)
WRKCo Inc.
3.00%	09/15/24	79,000	74,266	(a,g)
Xilinx Inc.
2.95%	06/01/24	72,000	68,742	(a)
XPO Logistics Inc.
6.50%	06/15/22	101,000	100,017	(a,g)
Yamana Gold Inc.
4.63%	12/15/27	86,000	79,505	(a)

Zoetis Inc.
3.00%	09/12/27	41,000	37,861	(a)
3.90%	08/20/28	97,000	95,852	(a)
			88,083,645

Non-Agency Collateralized Mortgage Obligations—2.5%
BANK 2018-BNK11
4.36%	03/15/61	123,000	124,600	(b)
BXP Trust 2017-GM
3.38%	06/13/39	711,000	695,256	(a,g)
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	268,803	270,870	(a,b)
4.03%	12/10/49	345,016	347,292	(a,b)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	224,000	228,925
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	175,000	180,819	(a,b,g)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	245,000	253,213	(a,b)
GS Mortgage Securities Trust 2012-GCJ9
1.96%	11/10/45	727,520	46,145	(a,b,d)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	379,000	359,492	(a)
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	716,046	715,284	(a)
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	237,000	240,404	(b)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.53%	12/15/47	787,957	35,001	(a,b,d)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	125,000	126,605	(a,b)
LB-UBS Commercial Mortgage Trust 2004-C8
0.32%	12/15/39	45,735	43	(a,b,d,g)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	6,377	6,412	(a,b)
6.11%	07/15/40	12,526	12,595	(a,g)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.94%	03/15/48	3,780,831	165,904	(a,b,d)
Morgan Stanley Capital I Trust 2006-IQ11
6.25%	10/15/42	270,000	275,467	(a,b)
Morgan Stanley Capital I Trust 2006-T21
5.24%	10/12/52	11,885	11,988	(a,b)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	189,000	195,027	(b)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.23%	02/15/48	3,029,344	173,477	(a,b,d)
Wells Fargo Commercial Mortgage Trust 2018-AUS
4.06%	07/17/36	234,000	237,679	(b,g)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	240,000	244,968	(a)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	544,000	553,495	(a,b)
			5,500,961

Sovereign Bonds—0.6%
Government of Chile
3.86%	06/21/47	200,000	186,750	(a)
Government of Colombia
5.00%	06/15/45	200,000	190,704	(a)
Government of Mexico
4.60%	02/10/48	202,000	179,418
4.75%	03/08/44	240,000	217,860	(a)
Government of Oman
4.13%	01/17/23	215,000	197,286	(a,g)
Government of Peru
5.63%	11/18/50	113,000	132,589	(a)
Government of Philippines
3.95%	01/20/40	200,000	195,322
Government of Uruguay
5.10%	06/18/50	117,568	115,555
			1,415,484

Municipal Bonds and Notes—0.7%
American Municipal Power Inc.
6.27%	02/15/50	105,000	130,305	(a)
Metropolitan St. Louis Sewer District
5.00%	05/01/47	325,000	367,708
Port Authority of New York & New Jersey
4.46%	10/01/62	475,000	483,270	(a)
State of California
4.60%	04/01/38	165,000	170,173
5.70%	11/01/21	290,000	311,909	(a)
State of Illinois
5.10%	06/01/33	100,000	95,343	(a)
The University of Texas System
3.35%	08/15/47	95,000	86,020	(a)
			1,644,728

Total Bonds and Notes
(Cost $216,294,035)			214,995,370

		Number of Shares	Fair Value
Domestic Equity—0.1%

Preferred Stock—0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR
(Cost $214,450)		8,578	210,761	(a,b)

Total Investments in Securities
(Cost $216,508,485)			215,206,131

Short-Term Investments—18.3%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
2.31%
(Cost $40,744,366)		40,744,366	40,744,366	(a,e,i)

Total Investments
(Cost $257,252,851)			255,950,497

Liabilities in Excess of Other Assets, net—(14.8)%			(32,922,362)

NET ASSETS—100.0%			$223,028,135

Other Information:

Centrally Cleared Credit Default Swaps—Sell Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	Intercontinental Exchange	$2,437	5.00%/Quarterly	12/20/23	$49,468	$133,954	$(84,486)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
CME Group, Inc.	$9,486	Receives/ Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(122,215)	—	$(122,215)
CME Group, Inc.	9,488	Receives/ Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	(123,427)	—	(123,427)
								$(245,642)

The Fund had the following long futures contracts open at December 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	March 2019	53	8,209,909	$8,514,781	$304,872
2 Yr. U.S. Treasury Notes Futures	March 2019	204	43,029,956	43,311,750	281,794
5 Yr. U.S. Treasury Notes Futures	March 2019	64	7,244,717	7,340,000	95,283
10 Yr. U.S. Treasury Notes Futures	March 2019	95	11,349,278	11,591,485	242,207
					$924,156

The Fund had the following short futures contracts open at December 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
U.S. Long Bond Futures	March 2019	25	(3,480,413)	$(3,650,000)	$(169,587)
10 Yr. U.S. Treasury Ultra Futures	March 2019	77	(9,721,146)	(10,016,016)	(294,870)
					$(464,457)
					$459,699

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At December 31, 2018, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBA’s.

(b)

Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(e)	Coupon amount represents effective yield.

(f)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to $16,056,765 or 7.20% of the net assets of the State Street Active Core Bond Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(h)	Step coupon bond.

(i)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2018.
**	Amount is less than $0.50.

Abbreviations:

LIBOR	London Interbank Offered Rate

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

REIT	Real Estate Investment Trust

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Active Core Bond Fund	Investments in Securities
	U.S. Treasuries	$—	$66,670,528	$—	$66,670,528
	Agency Mortgage Backed	—	43,741,393	—	43,741,393
	Agency Collateralized Mortgage Obligations	—	1,673,888	—	1,673,888
	Asset Backed	—	6,264,743	—	6,264,743
	Corporate Notes	—	88,083,645	—	88,083,645
	Non-Agency Collateralized Mortgage Obligations	—	5,500,961	—	5,500,961
	Sovereign Bonds	—	1,415,484	—	1,415,484
	Municipal Bonds and Notes	—	1,644,728	—	1,644,728
	Preferred Stock	210,761	—	—	210,761
	Short-Term Investments	40,744,366	—	—	40,744,366

	Total Investments in Securities	$40,955,127	$214,995,370	$—	$255,950,497

	Other Financial Instruments
	Credit Default Swap Contracts — Unrealized Depreciation	$—	$(245,642)	$—	$(245,642)
	Interest Rate Swap Contracts — Unrealized Depreciation	—	(84,486)	—	(84,486)
	Long Futures Contracts — Unrealized Appreciation	924,156	—	—	924,156
	Short Futures Contracts — Unrealized Depreciation	(464,457)	—	—	(464,457)

	Total Other Financial Instruments	$459,699	$(330,128)	$—	$129,571

Affiliate Table

	Number of Shares Held at 9/30/18	Value At 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund—Class G Shares	13,336,330	13,336,330	42,916,893	15,508,857	—	—	40,744,366	$40,744,366	153,813	—

TOTAL		$13,336,330	$42,916,893	$15,508,857	$—	$—		$40,744,366	$153,813	$—

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended December 31, 2018 the following Funds entered into futures contracts for strategies listed below:

Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of cash
State Street Institutional Premier Growth Equity Fund	Equitization of cash
State Street Institutional Small-Cap Equity Fund	Equitization of cash
State Street Institutional International Equity Fund	Equitization of cash
State Street Active Core Bond Fund	Manage exposure to interest rates

Options on Futures Contracts

Certain Funds may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended December 31, 2018, the State Street Active Core Bond Fund purchased and wrote options in order to manage exposure to interest rates. .

Credit Default Swaps

During the fiscal year ended December 31, 2018, the State Street Active Core Bond Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation.

As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended December 31, 2018, the State Street Active Core Fund entered into interest rate swaps in order to manage exposure to interest rates.

Delayed Delivery Transactions and When-Issued Securities

During the period, the State Street Active Core Bond Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

The State Street Institutional Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Income Taxes

As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional U.S. Equity Fund	$339,266,145	$55,446,453	$(24,988,550)	$30,457,903
State Street Institutional Premier Growth Equity Fund	255,318,040	94,878,305	(21,748,315)	73,129,990
State Street Institutional Small-Cap Equity Fund	1,100,978,617	214,427,615	(144,407,413)	70,020,202
State Street Institutional International Equity Fund	89,761,984	7,525,837	(21,494,343)	(13,968,506)
State Street Active Core Bond Fund	256,983,396	3,002,875	(3,906,203)	(903,328)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Institutional Funds

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, State Street Institutional Funds

Date: February 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, State Street Institutional Funds

Date: February 15, 2019

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, State Street Institutional Funds

Date: February 15, 2019